UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2014

Date of reporting period: July 31, 2013

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

HANCOCK HORIZON FAMILY OF FUNDS

JULY 31, 2013

Government Money Market Fund

Core Bond Fund

Value Fund

Growth Fund

Burkenroad Small Cap Fund

Quantitative Long/Short Fund

Diversified International Fund

Louisiana Tax-Free Income Fund

Mississippi Tax-Free Income Fund

Diversified Income Fund

The Advisors’ Inner Circle Fund II

Hancock Horizon Family of Funds	July 31, 2013 (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return — This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the “Expenses Paid During Period” column.

• Hypothetical 5% return — This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

July 31, 2013 (Unaudited)

	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Annualized Expense Ratios	Expenses Paid During Period*
Government Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.00	0.11%	$0.55
Institutional Sweep Class	1,000.00	1,000.00	0.11%	0.55
Class A .	1,000.00	1,000.00	0.11%	0.55

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.25	0.11%	$0.55
Institutional Sweep Class	1,000.00	1,024.25	0.11%	0.55
Class A .	1,000.00	1,024.25	0.11%	0.55

Core Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$983.30	0.75%	$3.69
Class A .	1,000.00	982.00	1.00%	4.91
Class C .	1,000.00	978.20	1.75%	8.58

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	0.75%	$3.76
Class A .	1,000.00	1,019.84	1.00%	5.01
Class C .	1,000.00	1,016.12	1.75%	8.75

Value Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,169.90	0.99%	$5.33
Class A .	1,000.00	1,168.30	1.24%	6.67
Class C .	1,000.00	1,163.40	1.98%	10.62

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.89	0.99%	$4.96
Class A .	1,000.00	1,018.65	1.24%	6.21
Class C .	1,000.00	1,014.98	1.98%	9.89

Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,113.90	1.01%	$5.29
Class A .	1,000.00	1,112.40	1.26%	6.60
Class C .	1,000.00	1,108.90	2.01%	10.51

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.79	1.01%	$5.06
Class A .	1,000.00	1,018.55	1.26%	6.31
Class C .	1,000.00	1,014.83	2.01%	10.04

Burkenroad Small Cap Fund
Actual Fund Return
Class A	$1,000.00	$1,173.40	1.40%	$7.54
Class D	1,000.00	1,172.00	1.65%	8.89

Hypothetical 5% Return
Class A	$1,000.00	$1,017.85	1.40%	$7.00
Class D	1,000.00	1,016.61	1.65%	8.25

	Beginning Account Value 2/1/2013	Ending Account Value 7/31/2013	Annualized Expense Ratios	Expenses Paid During Period*
Quantitative Long/Short Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,120.00	1.57%	$8.25
Class A .	1,000.00	1,118.90	1.85%	9.72
Class C .	1,000.00	1,114.50	2.67%	14.00

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.01	1.57%	$7.85
Class A .	1,000.00	1,015.62	1.85%	9.25
Class C .	1,000.00	1,011.55	2.67%	13.32

Diversified International Fund
Actual Fund Return
Institutional Class	$1,000.00	$976.50	1.21%	$5.93
Class A .	1,000.00	975.00	1.46%	7.15
Class C .	1,000.00	971.60	2.21%	10.80

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.79	1.21%	$6.06
Class A .	1,000.00	1,017.55	1.46%	7.30
Class C .	1,000.00	1,013.84	2.21%	11.03

Louisiana Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$897.10	0.75%	$3.53
Class A .	1,000.00	895.90	1.00%	$4.70

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	0.75%	$3.76
Class A .	1,000.00	1,019.84	1.00%	$5.01

Mississippi Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$910.40	0.75%	$3.55
Class A .	1,000.00	909.30	0.75%	$4.73

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	1.00%	$3.76
Class A .	1,000.00	1,019.84	1.00%	$5.01

Diversified Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,028.90	0.90%	$4.53
Class A .	1,000.00	1,028.40	1.15%	$5.78
Class C .	1,000.00	1,024.20	1.90%	$9.54

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.33	0.90%	$4.51
Class A .	1,000.00	1,019.09	1.15%	$5.76
Class C .	1,000.00	1,015.37	1.90%	$9.49

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/31/2013	Ending Account Value 7/31/2013	Annualized Expense Ratios	Expenses Paid During Period
Louisiana Tax-Free Income Fund
Actual Fund Return
Class C	$1,000.00	$910.90	0.00%	$0.00	†

Hypothetical 5% Return
Class C	$1,000.00	$1,024.79	0.00%	$0.00	*

Mississippi Tax-Free Income Fund
Actual Fund Return
Class C	$1,000.00	$920.60	0.00%	$0.00	†

Hypothetical 5% Return
Class C	$1,000.00	$1,024.79	0.00%	$0.00	*

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

Schedules of Investments	July 31, 2013 (Unaudited)

Government Money Market Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (4.6)%.

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations — 63.1%
FFCB (A)
0.090%, 03/18/14	$30,000	$29,998
FHLB (A)
0.110%, 08/01/13	20,000	20,000
0.140%, 09/06/13	15,000	15,000
0.000%, 01/17/14	15,000	14,994
0.122%, 02/12/14	25,000	25,002
FHLMC
0.320%, 09/03/13	50,000	50,014
0.115%, 12/04/13	15,330	15,324
0.090%, 01/21/14 (B)	22,023	22,013
FNMA (A)
0.110%, 12/11/13	15,000	14,994
Total U.S. Government Agency Obligations (Cost $207,339 (000))		207,339
Repurchase Agreements (C) — 41.5%
Deutsche Bank Securities 0.090%, dated 07/31/13, to be repurchased 08/01/13, repurchase price $61,088,115 (collateralized by various U.S. Treasury obligations, par values ranging from $2,000 to $12,336,600, 0.000% to 7.250%, 10/10/13 to 05/01/43, with total market value $62,309,721)	61,088	61,088

Description	Face Amount (000)	Value (000)
South Street Securities 0.080%, dated 07/31/13, to be repurchased 08/01/13, repurchase price $75,000,167 (collateralized by various FNMA obligations, par values ranging from $10,078 to $36,516,629, 0.000% to 6.012%, 10/01/13 to 12/15/37, with total market value $76,500,000)	$75,000	$75,000
Total Repurchase Agreements (Cost $136,088 (000))		136,088
Total Investments — 104.6% (Cost $343,427 (000))		$343,427

Percentages are based on net assets of $328,460 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2013.
(B)	Discount Note — The rate reported is the effective yield at time of purchase.
(C)	Tri-party Repurchase Agreements.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Core Bond Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.5%.

Description	Face Amount (000)	Value (000)
Corporate Bonds — 37.4%
Aerospace & Defense — 1.0%
Honeywell International
5.300%, 03/01/18	$1,400	$1,609
United Technologies
4.500%, 04/15/20	1,000	1,112
Total Aerospace & Defense		2,721
Banks — 5.9%
Bank of America (B)
0.528%, 10/14/16	3,000	2,936
Bank of America MTN (B)
1.343%, 03/22/18	2,000	1,995
Citigroup
5.300%, 01/07/16	1,000	1,087
General Electric Capital (B)
0.650%, 01/09/15	2,000	2,005
General Electric Capital MTN
0.871%, 01/08/16 (B)	1,000	1,003
0.461%, 10/06/15 (B)	2,000	1,989
Wells Fargo (B)
0.464%, 10/28/15	5,000	4,984
Total Banks		15,999
Building & Construction — 0.6%
CRH America
8.125%, 07/15/18	1,300	1,575
Total Building & Construction		1,575
Chemicals — 2.4%
Dow Chemical
4.250%, 11/15/20	1,000	1,058
LyondellBasell
5.000%, 04/15/19	5,000	5,536
Total Chemicals		6,594

Description	Face Amount (000)	Value (000)
Coatings/Paint — 0.2%
Sherwin-Williams
3.125%, 12/15/14	$500	$516
Total Coatings/Paint		516
Electrical Utilities — 0.5%
Gulf Power
3.100%, 05/15/22	1,250	1,227
Total Electrical Utilities		1,227
Entertainment — 3.9%
DIRECTV Holdings
5.200%, 03/15/20	1,500	1,616
Viacom
5.625%, 09/15/19	1,500	1,724
4.500%, 03/01/21	5,000	5,315
3.875%, 12/15/21	1,000	1,004
Walt Disney MTN
4.500%, 12/15/13	1,000	1,015
Total Entertainment		10,674
Financial Services — 9.1%
American Honda Finance
3.500%, 03/16/15 (A)	500	521
1.500%, 09/11/17 (A)	2,000	1,967
Ford Motor Credit
3.000%, 06/12/17	3,000	3,044
Goldman Sachs Group MTN
6.000%, 06/15/20	2,000	2,275
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,409
1.300%, 03/12/18	1,000	978
Morgan Stanley
5.550%, 04/27/17 MTN	970	1,068
0.748%, 10/15/15 (B)	3,000	2,966
Rio Tinto Finance USA
3.500%, 11/02/20	3,000	2,978
Ventas Realty REIT
2.700%, 04/01/20	7,000	6,643
WEA Finance (A)
3.375%, 10/03/22	1,000	954
Total Financial Services		24,803
Financials — 2.2%
Daimler Finance North America
1.049%, 04/10/14 (A),(B)	4,000	4,014
0.870%, 01/09/15 (A),(B)	2,000	2,007
Total Financials		6,021

Schedules of Investments	July 31, 2013 (Unaudited)

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco — 1.2%
Coca-Cola
3.300%, 09/01/21	$1,000	$1,023
1.150%, 04/01/18	2,000	1,956
PepsiCo
3.100%, 01/15/15	250	259
Total Food, Beverage & Tobacco		3,238
Gas & Natural Gas — 2.2%
Enbridge Energy Partners
6.500%, 04/15/18	5,125	6,005
Total Gas & Natural Gas		6,005
Insurance — 2.3%
American International Group
4.875%, 06/01/22	4,500	4,894
MetLife Institutional Funding II (A),(B)
0.641%, 01/06/15	1,300	1,304
Total Insurance		6,198
Manufacturing — 0.2%
ConAgra Foods
1.900%, 01/25/18	500	497
Total Manufacturing		497
Medical Products & Services — 0.6%
Humana
7.200%, 06/15/18	1,425	1,701
Total Medical Products & Services		1,701
Metals & Mining — 1.9%
Freeport-McMoRan Copper
3.550%, 03/01/22	4,500	4,066
2.375%, 03/15/18 (A)	1,000	948
Total Metals & Mining		5,014
Retail — 0.6%
Target
5.375%, 05/01/17	1,000	1,140
Yum! Brands
6.250%, 04/15/16	500	560
Total Retail		1,700

Description	Face Amount (000)	Value (000)
Telephones & Telecommunication — 1.4%
AT&T
5.800%, 02/15/19	$2,800	$3,271
GTE
6.840%, 04/15/18	445	533
Total Telephones & Telecommunication		3,804
Transportation Services — 1.2%
CSX
3.700%, 10/30/20	2,000	2,091
United Parcel Service
3.875%, 04/01/14	1,000	1,023
Total Transportation Services		3,114
Total Corporate Bonds (Cost $100,854 (000))		101,401
Municipal Bonds — 17.9%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,110
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	1,784
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,119
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,099
City of Austin Texas, RB
5.086%, 11/15/25	500	533
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,586
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,074
4.489%, 02/15/20	500	540
4.389%, 02/15/19	500	541
City of Dallas, Texas, GO
4.660%, 02/15/24	1,000	1,099
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,026
City of New Orleans Louisiana, GO
2.123%, 09/01/17	2,190	2,161
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	1,500	1,595
Clark County School District Finance, RB
5.200%, 06/01/26	2,000	2,099
County of Cumberland North Carolina, RB
6.100%, 11/01/25	1,000	1,172

Schedules of Investments

Core Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Municipal Bonds (continued)
County of Guilford, North Carolina, GO
4.641%, 08/01/22	$1,000	$1,118
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,180
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,118
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	1,000	1,039
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,110
5.391%, 07/01/20	400	444
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,631
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,102
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO
5.250%, 09/01/26	1,830	1,906
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
6.080%, 12/15/25	2,500	2,746
Macomb Interceptor Drain District, Michigan, GO
4.250%, 05/01/21	1,500	1,521
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,084
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,616
Rollins College, RB, AGM
5.750%, 12/01/20	1,500	1,651
State of California, GO
5.250%, 08/01/38	1,000	1,041
State of Louisiana, Ser B, GO
2.000%, 05/15/20	6,000	5,732
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	965
State of Mississippi, GO
1.351%, 11/01/17	1,000	992
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,064
Total Municipal Bonds (Cost $46,805 (000))		48,598

Description	Face Amount (000)	Value (000)
U.S. Government Mortgage-Backed Obligations — 14.8%
FHLMC
7.000%, 12/01/14	$1	$1
7.000%, 04/01/15	1	1
5.500%, 08/01/21	233	252
5.500%, 10/01/36	187	202
5.000%, 10/01/16	90	95
5.000%, 04/01/22	198	213
5.000%, 04/01/23	97	104
4.500%, 05/01/24	254	269
3.000%, 12/01/26	4,474	4,601
0.625%, 12/29/14	7,000	7,036
FNMA
7.500%, 12/01/30	9	10
6.500%, 01/01/32	67	77
6.000%, 08/01/35	373	410
6.000%, 05/01/36	186	203
6.000%, 07/01/36	73	80
5.500%, 06/01/25	400	439
5.500%, 10/01/34	119	130
5.500%, 01/01/36	115	125
5.500%, 02/01/36	167	182
5.500%, 04/01/36	113	123
5.000%, 10/01/18	101	108
5.000%, 12/01/18	91	97
5.000%, 11/01/21	161	171
5.000%, 05/01/38	540	582
4.500%, 07/01/18	141	151
4.500%, 07/01/24	631	671
4.000%, 04/01/31	1,896	1,972
4.000%, 09/01/31	3,192	3,327
3.500%, 09/01/25	1,488	1,561
3.500%, 06/01/26	2,369	2,485
3.500%, 12/01/31	3,275	3,339
3.500%, 02/01/32	4,260	4,345
3.500%, 12/01/41	3,220	3,250
3.000%, 10/01/21	580	603
GNMA
7.500%, 12/20/29	2	2
6.500%, 03/15/31	8	9
6.500%, 07/15/31	313	350
6.000%, 05/15/28	1	1
6.000%, 09/15/34	202	224
6.000%, 11/15/34	54	60
6.000%, 12/15/34	85	95
5.500%, 01/15/36	615	670

Schedules of Investments	July 31, 2013 (Unaudited)

Core Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
GNMA (continued)
5.500%, 04/15/36	$287	$313
5.000%, 09/15/17	64	68
5.000%, 12/15/17	85	91
5.000%, 10/15/18	11	12
5.000%, 11/15/18	7	7
5.000%, 01/15/19	216	233
5.000%, 03/15/33	14	15
5.000%, 04/15/33	7	7
5.000%, 06/15/33	37	41
5.000%, 04/15/38	605	652
4.500%, 02/15/20	227	243
Total U.S. Government Mortgage-Backed Obligations (Cost $39,590 (000))		40,308
U.S. Government Agency Obligations — 8.9%
FFCB
5.540%, 11/07/16	1,500	1,727
4.450%, 06/01/15	2,500	2,688
FHLB
5.000%, 12/09/16	1,000	1,134
2.750%, 03/13/15	1,750	1,819
FHLMC
5.250%, 04/18/16	1,000	1,124
3.500%, 05/15/25	4,788	4,993
FNMA
5.000%, 02/13/17	500	570
2.500%, 04/25/31	3,682	3,687
2.000%, 06/25/30	4,620	4,595
2.000%, 08/25/36	1,815	1,801
Total U.S. Government Agency Obligations (Cost $23,270 (000))		24,138
Exchange Traded Funds — 8.5%
iShares iBoxx High Yield Fund	108,000	10,042
iShares iBoxx Investment Grade Corporate Bond Fund	113,185	12,962
Total Exchange Traded Funds (Cost $20,838 (000))		23,004
U.S. Treasury Obligations — 2.2%
U.S. Treasury Notes
0.250%, 01/31/14	6,000	6,005
Total U.S. Treasury Obligations (Cost $5,999 (000))		6,005

Description	Face Amount (000)/Shares	Value (000)
Asset-Backed Security (B) — 1.1%
Ford Credit Floorplan Master Owner Trust
0.571%, 01/15/18	$ 3,000	$2,984
Total Asset-Backed Security (Cost $3,000 (000))		2,984
Cash Equivalents (C) — 8.7%
Federated Prime Obligations Fund, Cl I, 0.040%	17,132,759	17,133
SEI Daily Income Prime Obligation Fund, Cl A, 0.010%	6,360,810	6,361
Total Cash Equivalents (Cost $23,494 (000))		23,494
Total Investments — 99.5% (Cost $263,850 (000))		$269,932

Percentages are based on net assets of $271,384 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2013, the value of these securities amounted to $11,715 (000s), representing 4.3% of the net assets.
(B)	Variable Rate Security — The rate reported is the rate in effect at July 31, 2013.
(C)	The rate reported is the 7-day effective yield as of July 31, 2013.

AGM — Assured Guaranty Municipal

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Value Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.

Description	Shares	Value (000)
Common Stock — 99.9%
Aerospace & Defense — 4.9%
Alliant Techsystems	31,000	$2,886
Esterline Technologies*	37,000	3,013
Northrop Grumman	35,000	3,222
Total Aerospace & Defense		9,121
Automotive — 1.7%
Ford Motor	183,000	3,089
Total Automotive		3,089
Banks — 9.2%
Bank of America	190,000	2,774
Citigroup	55,000	2,867
Fifth Third Bancorp	160,000	3,077
M&T Bank	23,000	2,688
Regions Financial	290,000	2,903
Wells Fargo	70,000	3,045
Total Banks		17,354
Cable/Media — 1.5%
CBS, Cl B	55,000	2,906
Total Cable/Media		2,906
Chemicals — 1.5%
Eastman Chemical	35,000	2,815
Total Chemicals		2,815
Computers & Services — 6.0%
Cisco Systems	120,000	3,066
EMC	116,000	3,034
Motorola Solutions	47,000	2,577
Seagate Technology	65,000	2,659
Total Computers & Services		11,336

Description	Shares	Value (000)
Consulting Services — 1.7%
Towers Watson, Cl A	38,000	$3,201
Total Consulting Services		3,201
Containers & Packaging — 1.5%
Owens-Illinois*	97,000	2,886
Total Containers & Packaging		2,886
Drug Retail — 2.9%
CVS Caremark	45,000	2,767
Walgreen	53,000	2,663
Total Drug Retail		5,430
Electrical Components & Equipment — 1.4%
Vishay Intertechnology*	185,000	2,662
Total Electrical Components & Equipment		2,662
Electrical Utilities — 2.9%
Alliant Energy	55,000	2,913
Entergy	38,000	2,565
Total Electrical Utilities		5,478
Engineering Services — 1.3%
URS	53,000	2,465
Total Engineering Services		2,465
Entertainment — 1.6%
Walt Disney	45,000	2,909
Total Entertainment		2,909
Financial Services — 4.8%
Ameriprise Financial	35,000	3,115
Discover Financial Services	60,000	2,971
NASDAQ OMX Group	91,000	2,948
Total Financial Services		9,034
Food, Beverage & Tobacco — 1.3%
Molson Coors Brewing, Cl B	48,000	2,403
Total Food, Beverage & Tobacco		2,403
Industrials — 1.4%
Carlisle	39,000	2,642
Total Industrials		2,642
Information Technology — 1.4%
CA	91,000	2,706
Total Information Technology		2,706

Schedules of Investments	July 31, 2013 (Unaudited)

Value Fund (concluded)

Description	Shares	Value (000)
Insurance — 14.3%
ACE	30,000	$2,741
Allstate	54,000	2,753
American Financial Group	53,000	2,740
Chubb	29,000	2,508
Everest Re Group	19,000	2,537
HCC Insurance Holdings	60,000	2,672
Lincoln National	68,000	2,834
Reinsurance Group of America, Cl A	43,000	2,928
Torchmark	40,000	2,843
WR Berkley	55,000	2,330
Total Insurance		26,886
Leasing & Renting — 1.4%
Rent-A-Center, Cl A	66,000	2,640
Total Leasing & Renting		2,640
Machinery — 2.8%
AGCO	46,000	2,587
Crane	43,000	2,619
Total Machinery		5,206
Managed Health Care — 3.0%
Aetna	43,000	2,759
UnitedHealth Group	40,000	2,914
Total Managed Health Care		5,673
Medical Products & Services — 4.6%
Medtronic	52,000	2,872
Omnicare	53,000	2,798
Universal Health Services, Cl B	43,000	3,008
Total Medical Products & Services		8,678
Metals & Mining — 1.5%
Reliance Steel & Aluminum	41,000	2,878
Total Metals & Mining		2,878
Paper & Paper Products — 3.1%
Avery Dennison	64,000	2,863
Rock Tenn, Cl A	25,000	2,859
Total Paper & Paper Products		5,722
Petroleum & Fuel Products — 5.9%
Chevron	22,000	2,770
Helmerich & Payne	44,000	2,781
Marathon Oil	81,000	2,945
Occidental Petroleum	30,000	2,671
Total Petroleum & Fuel Products		11,167

Description	Shares	Value (000)
Petroleum Refining — 2.7%
Hess	39,000	$2,904
Marathon Petroleum	30,000	2,200
Total Petroleum Refining		5,104
Pharmaceuticals — 1.7%
McKesson	25,000	3,067
Total Pharmaceuticals		3,067
Printing & Publishing — 1.6%
Xerox	300,000	2,910
Total Printing & Publishing		2,910
Retail — 6.3%
Foot Locker	80,000	2,890
GameStop, Cl A	61,000	2,993
Hanesbrands	47,000	2,983
Signet Jewelers	40,000	2,924
Total Retail		11,790
Semi-Conductors & Instruments — 1.4%
Kla-Tencor	45,000	2,638
Total Semi-Conductors & Instruments		2,638
Telephones & Telecommunication — 1.3%
CenturyLink	70,000	2,510
Total Telephones & Telecommunication		2,510
Transportation Services — 1.3%
Trinity Industries	60,000	2,362
Total Transportation Services		2,362
Total Common Stock (Cost $140,190 (000))		187,668
Cash Equivalent (A) — 0.2%
Federated Prime Obligations Fund, Cl I, 0.040%	440,071	440
Total Cash Equivalent (Cost $440 (000))		440
Total Investments — 100.1% (Cost $140,630 (000))		$188,108

Percentages are based on net assets of $187,931 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2013.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Growth Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.

Description	Shares	Value (000)
Common Stock — 99.4%
Aerospace & Defense — 2.9%
B/E Aerospace	29,000	$2,022
Triumph Group	24,000	1,883
Total Aerospace & Defense		3,905
Airlines — 1.4%
Southwest Airlines	136,000	1,881
Total Airlines		1,881
Automotive — 5.0%
AutoZone*	5,000	2,243
BorgWarner	22,000	2,099
O’Reilly Automotive	18,000	2,255
Total Automotive		6,597
Banks — 6.4%
Bank of New York Mellon	67,000	2,107
Huntington Bancshares	250,000	2,137
KeyCorp	192,000	2,360
Signature Bank NY	21,000	1,923
Total Banks		8,527
Broadcasting, Newspapers and Advertising — 2.7%
Scripps Networks Interactive, Cl A	29,000	2,052
ValueClick	61,000	1,491
Total Broadcasting, Newspapers and Advertising		3,543
Cable/Media — 6.1%
AMC Networks, Cl A*	30,000	2,048
Comcast, Cl A	46,000	2,074
DIRECTV*	32,000	2,024
Time Warner Cable	17,000	1,939
Total Cable/Media		8,085

Description	Shares	Value (000)
Chemicals — 3.0%
Ashland	22,000	$1,910
PPG Industries	13,000	2,086
Total Chemicals		3,996
Computer Software — 2.8%
Cadence Design Systems	115,000	1,677
Synopsys	56,000	2,074
Total Computer Software		3,751
Computers & Services — 4.6%
Alliance Data Systems*	11,000	2,176
Apple	4,000	1,810
Western Digital	33,000	2,124
Total Computers & Services		6,110
Data Processing & Outsourced Services — 3.1%
Equifax	32,000	2,023
Fiserv	22,000	2,117
Total Data Processing & Outsourced Services		4,140
E-Commerce — 2.5%
Expedia	30,000	1,414
priceline.com*	2,200	1,927
Total E-Commerce		3,341
Entertainment — 4.0%
Cinemark Holdings	56,000	1,631
Time Warner	33,000	2,054
Twenty-First Century Fox	53,000	1,584
Total Entertainment		5,269
Financial Services — 4.4%
BlackRock, Cl A	7,000	1,974
Franklin Resources	39,000	1,906
IntercontinentalExchange	11,000	2,007
Total Financial Services		5,887
Food, Beverage & Tobacco — 1.6%
JM Smucker	19,000	2,138
Total Food, Beverage & Tobacco		2,138
Hotels & Lodging — 1.4%
Wyndham Worldwide	30,000	1,869
Total Hotels & Lodging		1,869
Household Products — 1.4%
Jarden*	41,000	1,864
Total Household Products		1,864

Schedules of Investments	July 31, 2013 (Unaudited)

Growth Fund (concluded)

Description	Shares	Value (000)
Information Technology — 2.9%
Bally Technologies	28,000	$2,007
Oracle	58,000	1,876
Total Information Technology		3,883
Insurance — 2.7%
First American Financial	74,000	1,682
Travelers	22,000	1,838
Total Insurance		3,520
Insurance Brokers — 1.6%
Aon	31,000	2,092
Total Insurance Brokers		2,092
Machinery — 4.5%
Dover	24,000	2,055
Flowserve	36,000	2,041
Valmont Industries	13,000	1,815
Total Machinery		5,911
Medical Products & Services — 9.0%
Amgen	20,000	2,166
DaVita HealthCare Partners*	16,000	1,863
Mednax	20,000	1,948
ResMed	39,000	1,858
Thermo Fisher Scientific	24,000	2,187
Zimmer Holdings	23,000	1,920
Total Medical Products & Services		11,942
Metal Fabricating — 1.5%
Worthington Industries	55,000	1,968
Total Metal Fabricating		1,968
Paper & Paper Products — 1.5%
Packaging Corp of America	38,000	2,044
Total Paper & Paper Products		2,044
Petroleum Refining — 2.8%
Exxon Mobil	21,000	1,969
HollyFrontier	37,000	1,685
Total Petroleum Refining		3,654

Description	Shares	Value (000)
Pharmaceuticals — 4.7%
Actavis*	15,000	$2,014
Johnson & Johnson	22,000	2,057
Mylan*	65,000	2,181
Total Pharmaceuticals		6,252
Retail — 5.9%
Advance Auto Parts	23,000	1,897
Gap	45,000	2,066
PVH	14,000	1,845
TJX	40,000	2,082
Total Retail		7,890
Semi-Conductors & Instruments — 2.9%
Intel	76,000	1,771
Lam Research*	42,000	2,067
Total Semi-Conductors & Instruments		3,838
Systems Software — 1.5%
Symantec	76,000	2,028
Total Systems Software		2,028
Telecommunication Services — 1.7%
NeuStar, Cl A	40,000	2,243
Total Telecommunication Services		2,243
Transportation Services — 1.6%
Kirby*	25,000	2,112
Total Transportation Services		2,112
Waste Management Services — 1.3%
Ingredion	26,000	1,747
Total Waste Management Services		1,747
Total Common Stock (Cost $107,283 (000))		132,027
Cash Equivalent (A) — 0.7%
Federated Prime Obligations Fund, Cl I, 0.040%	903,029	903
Total Cash Equivalent (Cost $903 (000))		903
Total Investments — 100.1% (Cost $108,186 (000))		$132,930

Percentages are based on net assets of $132,807 (000).

*	Non-income producing security.

(A) — The rate reported is the 7-day effective yield as of July 31, 2013.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Burkenroad Small Cap Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.8%.

Description	Shares	Value (000)
Common Stock — 94.1%
Aerospace & Defense — 1.3%
HEICO	100,000	$5,680
Total Aerospace & Defense		5,680
Airlines — 1.0%
Spirit Airlines	140,000	4,627
Total Airlines		4,627
Automotive — 1.1%
CST Brands*	148,000	4,826
Total Automotive		4,826
Banks — 6.8%
First Financial Bankshares	80,000	4,932
International Bancshares	220,000	5,326
Primerica Inc.	120,000	4,925
Prosperity Bancshares	90,000	5,312
Renasant	190,000	5,206
Southside Bancshares	198,000	4,948
Total Banks		30,649
Broadcasting, Newspapers and Advertising — 0.9%
Gray Television*	550,000	4,295
Total Broadcasting, Newspapers and Advertising		4,295
Building & Construction — 1.1%
Lennox International	70,000	5,027
Total Building & Construction		5,027
Casinos & Gaming — 1.7%
Multimedia Games Holding*	220,000	7,698
Total Casinos & Gaming		7,698

Description	Shares	Value (000)
Chemicals — 1.1%
Axiall	110,000	$4,849
Total Chemicals		4,849
Commercial Services — 1.1%
Team*	124,000	4,860
Total Commercial Services		4,860
Computer Software — 1.3%
Manhattan Associates	65,000	5,742
Total Computer Software		5,742
Computers & Services — 1.1%
ARRIS Group*	320,000	4,813
Total Computers & Services		4,813
Correctional Institutions — 1.0%
Geo Group	136,000	4,722
Total Correctional Institutions		4,722
E-Commerce — 1.2%
PetMed Express	330,000	5,528
Total E-Commerce		5,528
Electrical Utilities — 2.2%
Cleco	100,000	4,851
El Paso Electric	130,000	4,910
Total Electrical Utilities		9,761
Electronic Components & Equipment — 1.1%
Tech Data	100,000	5,134
Total Electronic Components & Equipment		5,134
Engineering Services — 2.2%
MasTec	160,000	5,280
Primoris Services	230,000	4,784
Total Engineering Services		10,064
Financial Services — 1.0%
Cash America International	104,000	4,368
Total Financial Services		4,368
Food, Beverage & Tobacco — 5.6%
Cal-Maine Foods	110,000	5,575
Flowers Foods	204,000	4,684
Fresh Del Monte Produce	170,000	4,775
National Beverage	270,000	4,801
Sanderson Farms	75,000	5,298
Total Food, Beverage & Tobacco		25,133

Schedules of Investments	July 31, 2013 (Unaudited)

Burkenroad Small Cap Fund (continued)

Description	Shares	Value (000)
Gas & Natural Gas — 1.1%
Atmos Energy	110,000	$4,867
Total Gas & Natural Gas		4,867
Hotels & Lodging — 1.0%
Marriott Vacations Worldwide	108,000	4,752
Total Hotels & Lodging		4,752
Household Products — 1.1%
Tupperware Brands	61,000	5,141
Total Household Products		5,141
Insurance — 6.9%
Amerisafe	140,000	5,002
HCI Group	150,000	5,475
Infinity Property & Casualty	80,000	5,201
ProAssurance	90,000	4,818
Protective Life	120,000	5,199
Stewart Information Services	170,000	5,258
Total Insurance		30,953
Leasing & Renting — 1.1%
Aaron’s	168,000	4,815
Total Leasing & Renting		4,815
Machinery — 2.1%
Alamo Group	111,000	4,625
Sun Hydraulics	150,000	4,718
Total Machinery		9,343
Manufacturing — 1.1%
AZZ	130,000	4,918
Total Manufacturing		4,918
Medical Products & Services — 7.9%
ArthroCare	130,000	4,714
Cyberonics*	100,000	5,199
Hanger*	140,000	5,169
Health Management Associates, Cl A	380,000	5,122
HealthSouth	160,000	5,210
MedAssets*	260,000	5,660
US Physical Therapy	160,000	4,579
Total Medical Products & Services		35,653
Paper & Paper Products — 3.6%
Graphic Packaging Holding*	580,000	4,988
Neenah Paper	140,000	5,540
Schweitzer-Mauduit International	110,000	5,955
Total Paper & Paper Products		16,483

Description	Shares	Value (000)
Petroleum & Fuel Products — 12.5%
Basic Energy Services*	330,000	$3,775
Bristow Group	70,000	4,761
EPL Oil & Gas*	153,000	4,920
Era Group*	190,000	4,634
Exterran Holdings	170,000	5,398
Hercules Offshore	620,000	4,278
Hornbeck Offshore Services*	100,000	5,295
Midstates Petroleum*	650,000	3,900
Newpark Resources*	400,000	4,576
RPC	320,000	4,582
SEACOR Holdings	60,000	5,254
Stone Energy*	200,000	4,872
Total Petroleum & Fuel Products		56,245
Petroleum Refining — 2.2%
Alon USA Energy	354,000	4,836
Western Refining	174,000	5,242
Total Petroleum Refining		10,078
Real Estate Investment Trusts — 1.1%
EastGroup Properties	80,000	4,949
Total Real Estate Investment Trusts		4,949
Retail — 11.3%
AFC Enterprises*	130,000	4,784
Brinker International	120,000	4,818
Carter’s	66,000	4,707
Conn’s*	130,000	8,401
Francesca’s Holdings	170,000	4,226
H&E Equipment Services	204,000	4,659
Hibbett Sports*	87,000	5,102
Pier 1 Imports	204,000	4,794
Pool	91,000	4,803
Susser Holdings	92,000	4,758
Total Retail		51,052
Semi-Conductors & Instruments — 3.4%
Benchmark Electronics	230,000	5,088
Diodes	179,000	4,906
Freescale Semiconductor*	330,000	5,181
Total Semi-Conductors & Instruments		15,175
Transportation Services — 2.4%
Ryder System	77,000	4,762
Saia	210,000	6,287
Total Transportation Services		11,049

Schedules of Investments

Burkenroad Small Cap Fund (concluded)

Description	Shares	Value (000)
Waste Management Services — 1.1%
Darling International*	240,000	$4,872
Total Waste Management Services		4,872
Web Hosting/Design — 1.4%
Web.com Group	240,000	6,235
Total Web Hosting/Design		6,235
Total Common Stock (Cost $332,096 (000))		424,356
Cash Equivalent (A) — 5.1%
Federated Prime Obligations Fund, Cl I, 0.040%	22,927,057	22,927
Total Cash Equivalent (Cost $22,927 (000))		22,927
Total Investments — 99.2% (Cost $355,023 (000))		$447,283

Percentages are based on net assets of $450,871 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2013.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2013 (Unaudited)

Quantitative Long/Short Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 2.7%.

Description	Shares	Value (000)
Common Stock — 81.6%
Advertising Agencies — 0.4%
Harte-Hanks	25,700	$246
Total Advertising Agencies		246
Aerospace & Defense — 4.0%
Alliant Techsystems	6,170	574
Boeing (1)	5,020	528
Huntington Ingalls Industries (1)	8,670	539
Northrop Grumman	6,060	558
Raytheon	7,470	537
Total Aerospace & Defense		2,736
Airlines — 0.7%
Southwest Airlines	33,480	463
Total Airlines		463
Banks — 4.7%
BB&T	14,700	525
East West Bancorp	17,900	552

Description	Shares	Value (000)
Banks (continued)
M&T Bank	4,580	$535
PacWest Bancorp	15,800	560
S&T Bancorp	20,000	489
UMB Financial (1)	9,110	545
Total Banks		3,206
Beauty Products — 0.8%
Inter Parfums (1)	15,830	522
Total Beauty Products		522
Broadcasting, Newspapers and Advertising — 1.6%
Scripps Networks Interactive, Cl A	7,100	502
Washington Post, Cl B	1,030	554
Total Broadcasting, Newspapers and Advertising		1,056
Business Services — 0.8%
Western Union (1)	30,970	556
Total Business Services		556
Cable/Media — 2.3%
AMC Networks, Cl A*	7,500	512
Comcast, Cl A	11,100	501
Time Warner Cable (1)	5,000	570
Total Cable/Media		1,583
Computer & Services — 0.9%
Ingram Micro, Cl A	25,840	590
Total Computer & Services		590
Computer Software — 0.7%
Mentor Graphics	25,000	513
Total Computer Software		513
Computers & Services — 7.5%
Broadridge Financial Solutions	18,210	527
Cisco Systems	20,500	524
Convergys (1)	26,950	510
CoreLogic	16,810	469
CSG Systems International	23,000	545
Diebold	16,050	524
Fidelity National Information Services (1)	10,910	471
Jack Henry & Associates (1)	9,880	477
TeleTech Holdings (1)	22,050	552
Visa, Cl A	2,700	478
Total Computers & Services		5,077

Schedules of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Containers & Packaging — 0.7%
Silgan Holdings	9,580	$462
Total Containers & Packaging		462
Drug Retail — 0.7%
CVS Caremark (1)	7,884	485
Total Drug Retail		485
E-Commerce — 0.9%
PetMed Express (1)	36,690	615
Total E-Commerce		615
Electrical Utilities — 1.5%
CMS Energy	17,800	498
Vectren	14,000	518
Total Electrical Utilities		1,016
Financial Services — 2.3%
American Express	6,600	487
Hanmi Financial (1)	29,720	505
SLM	22,210	549
Total Financial Services		1,541
Food, Beverage & Tobacco — 2.3%
Kroger (1)	13,340	524
Sanderson Farms (1)	7,490	529
Universal	7,970	489
Total Food, Beverage & Tobacco		1,542
Gas & Natural Gas — 1.6%
AGL Resources	11,300	517
UGI	12,900	542
Total Gas & Natural Gas		1,059
Household Products — 0.7%
Energizer Holdings (1)	4,750	484
Total Household Products		484
Information Technology — 2.3%
Bally Technologies (1)	8,610	617
CA	17,000	506
Rovi	18,500	417
Total Information Technology		1,540
Insurance — 5.3%
American Financial Group (1)	10,030	519
Everest Re Group	3,830	511

Description	Shares	Value (000)
Insurance (continued)
Progressive	19,500	$507
StanCorp Financial Group	10,800	573
Travelers (1)	5,870	491
WR Berkley	11,700	496
XL Group, Cl A (1)	15,730	493
Total Insurance		3,590
Leasing & Renting — 0.7%
Haverty Furniture	19,660	511
Total Leasing & Renting		511
Managed Health Care — 1.9%
Aetna (1)	3,597	231
Health Net	15,670	480
Humana (1)	6,190	565
Total Managed Health Care		1,276
Manufacturing — 1.1%
Dean Foods*	24,340	265
TreeHouse Foods	7,270	516
Total Manufacturing		781
Medical Products & Services — 12.5%
Amgen (1)	4,650	504
Cardinal Health (1)	10,370	519
CareFusion* (1)	13,710	529
Cigna (1)	7,320	570
Express Scripts Holding (1)	7,720	506
Greatbatch	16,410	620
Hospira (1)	13,850	564
Magellan Health Services*	9,160	524
Medtronic	9,600	530
Omnicare	10,400	549
Quality Systems (1)	25,820	591
ResMed	11,200	534
St. Jude Medical (1)	11,130	583
Symmetry Medical*	33,000	287
United Therapeutics (1)	6,870	514
WellPoint (1)	6,290	538
Total Medical Products & Services		8,462
Paper & Paper Products — 1.7%
Packaging Corp of America	10,100	544
Schweitzer-Mauduit International	11,380	616
Total Paper & Paper Products		1,160

Schedules of Investments	July 31, 2013 (Unaudited)

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Petroleum Refining — 0.7%
ConocoPhillips (1)	7,590	$492
Total Petroleum Refining		492
Pharmaceuticals — 3.0%
McKesson (1)	4,330	531
Merck	9,760	470
Pfizer (1)	15,780	461
Salix Pharmaceuticals	7,400	547
Total Pharmaceuticals		2,009
Printing & Publishing — 0.8%
Consolidated Graphics*	10,000	536
Total Printing & Publishing		536
Real Estate Investment Trust — 2.1%
Apartment Investment & Management, Cl A	16,700	491
Simon Property Group	2,900	464
Taubman Centers	6,000	439
Total Real Estate Investment Trust		1,394
Retail — 10.3%
Barnes & Noble* (1)	25,300	452
Foot Locker (1)	13,150	475
Gap (1)	12,070	554
Hanesbrands (1)	9,140	580
Hasbro (1)	9,680	445
International Speedway, Cl A	14,230	482
Macy’s	10,000	483
PetSmart (1)	6,730	493
Ross Stores	6,940	468
Safeway (1)	20,370	525
Sonic*	36,140	556
Texas Roadhouse, Cl A (1)	20,020	489
TJX	9,400	489
UniFirst (1)	5,320	521
Total Retail		7,012
Telecommunication Services — 1.0%
AOL (1)	11,870	437
QuinStreet*	23,960	223
Total Telecommunication Services		660
Telephones & Telecommunication — 2.3%
CenturyLink	14,200	509
Harris	9,500	542
Verizon Communications (1)	10,210	505
Total Telephones & Telecommunication		1,556

Description	Shares	Value (000)
Water Utilities — 0.8%
American States Water	8,900	$572
Total Water Utilities		572
Total Common Stock (Cost $48,484 (000))		55,303
Cash Equivalents (A) — 26.4%
SEI Daily Income Prime Obligation Fund, Cl A, 0.010%	7,868,069	7,868
Federated Prime Obligations Fund, Cl I, 0.040%	5,553,392	5,554
AIM Short-Term Investment Money Market, 0.070%	4,479,330	4,479
Total Cash Equivalents (Cost $17,901 (000))		17,901
Total Investments — 108.0% (Cost $66,385 (000))		$73,204
Securities Sold Short — (10.7)%
Common Stock — (10.7)%
Aerospace & Defense — (0.2)%
Aerovironment	(6,710)	(152)
Total Aerospace & Defense		(152)
Building & Construction — (0.9)%
Quanex Building Products	(8,150)	(139)
Simpson Manufacturing	(4,670)	(154)
Toll Brothers*	(4,180)	(138)
Universal Forest Products	(3,400)	(140)
Total Building & Construction		(571)
Commercial Services — (0.2)%
Clean Harbors*	(2,710)	(153)
Total Commercial Services		(153)
Computer Software — (0.5)%
MicroStrategy, Cl A*	(1,580)	(150)
Salesforce.com*	(3,570)	(156)
Total Computer Software		(306)
Computers & Services — (0.8)%
NETGEAR	(4,490)	(134)
Procera Networks*	(9,990)	(149)
Riverbed Technology	(8,650)	(135)
Super Micro Computer*	(12,920)	(150)
Total Computers & Services		(568)
Electrical Utilities — (0.6)%
Hawaiian Electric Industries	(5,450)	(145)
Southern	(3,110)	(140)

Schedules of Investments

Quantitative Long/Short Fund (concluded)

Description	Shares	Value (000)
Electrical Utilities (continued)
Xcel Energy	(4,840)	$(145)
Total Electrical Utilities		(430)
Electronic Components & Equipment — (0.2)%
OSI Systems*	(2,130)	(150)
Total Electronic Components & Equipment		(150)
Financial Services — (0.4)%
First Cash Financial Services*	(2,800)	(149)
Prospect Capital	(13,790)	(151)
Total Financial Services		(300)
Food, Beverage & Tobacco — (0.4)%
Philip Morris International	(1,580)	(141)
United Natural Foods	(2,540)	(149)
Total Food, Beverage & Tobacco		(290)
Gas & Natural Gas — (0.5)%
ONEOK	(3,320)	(176)
Williams	(4,170)	(143)
Total Gas & Natural Gas		(319)
Homebuilding — (0.2)%
Lennar, Cl A	(3,820)	(129)
Total Homebuilding		(129)
Machinery — (0.2)%
ESCO Technologies	(4,240)	(147)
Total Machinery		(147)
Materials — (0.2)%
Vulcan Materials	(2,760)	(130)
Total Materials		(130)
Medical Products & Services — (0.5)%
Computer Programs & Systems	(2,780)	(155)
Merit Medical Systems*	(12,350)	(162)
Total Medical Products & Services		(317)
Metals & Mining — (0.8)%
Haynes International	(2,870)	(138)
Joy Global	(2,830)	(140)
Royal Gold	(2,610)	(135)
Stillwater Mining*	(12,580)	(152)
Total Metals & Mining		(565)

Description	Shares	Value (000)
Petroleum & Fuel Products — (0.9)%
Approach Resources	(5,410)	$(143)
CONSOL Energy	(4,960)	(154)
Geospace Technologies	(2,010)	(150)
Swift Energy	(11,420)	(145)
Total Petroleum & Fuel Products		(592)
Pharmaceuticals — (0.2)%
Akorn*	(10,150)	(144)
Total Pharmaceuticals		(144)
Real Estate Investment Trust — (0.8)%
Acadia Realty Trust	(5,560)	(143)
American Campus Communities	(3,370)	(130)
Equity One	(6,050)	(140)
Federal Realty Investment Trust	(1,320)	(139)
Total Real Estate Investment Trust		(552)
Retail — (0.5)%
Fastenal	(2,950)	(145)
Kaman	(3,970)	(150)
Total Retail		(295)
Semi-Conductors & Instruments — (1.5)%
Cypress Semiconductor	(12,700)	(162)
Fairchild Semiconductor International, Cl A	(9,950)	(126)
Hittite Microwave*	(2,370)	(148)
Mercury Systems*	(14,890)	(138)
Park Electrochemical	(5,720)	(156)
Sigma Designs*	(27,060)	(141)
Trimble Navigation	(5,280)	(151)
Total Semi-Conductors & Instruments		(1,022)
Transportation Services — (0.2)%
CH Robinson Worldwide	(2,410)	(143)
Total Transportation Services		(143)
Total Common Stock (Proceeds $(6,993))		(7,275)
Total Securities sold short — (10.7)% (Proceeds $(6,993))		$(7,275)

Percentages are based on Net Assets of $67,755 (000).

*	Non-income producing security.
(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(A)	The rate shown is the 7-day effective yield as of July 31, 2013.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2013 (Unaudited)

Diversified International Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of (4.2)%.

Description	Shares	Value (000)
Common Stock — 94.3%
Australia — 1.8%
BHP Billiton ADR	88,671	$5,562
Total Australia		5,562
Austria — 5.3%
Conwert Immobilien Invest	251,386	2,703
Erste Group Bank	169,635	5,142
Schoeller-Bleckmann Oilfield Equipment	72,028	8,489
Total Austria		16,334
Bermuda — 2.4%
Everest Re Group	56,676	7,568
Total Bermuda		7,568
Brazil — 2.3%
Banco Bradesco ADR	273,755	3,345
Banco do Brasil	393,100	3,950
Total Brazil		7,295
Canada — 1.0%
Rogers Communications, Cl B	78,615	3,140
Total Canada		3,140
China — 9.6%
Anhui Conch Cement, Cl H	1,371,000	4,057
China Oilfield Services, Cl H	2,979,200	6,707
China Shipping Container Lines, Cl H*	11,299,000	2,739
Daphne International Holdings	3,960,000	2,824
Industrial & Commercial Bank of China, Cl H	4,452,000	2,928
Mindray Medical International ADR	139,862	5,727
Weichai Power, Cl H	1,448,400	4,800
Total China		29,782

Description	Shares	Value (000)
Colombia — 1.5%
Bancolombia ADR	79,529	$4,569
Total Colombia		4,569
Czech Republic — 1.0%
Komercni Banka	16,454	3,203
Total Czech Republic		3,203
France — 1.3%
Societe Generale	100,518	4,033
Total France		4,033
Hong Kong — 2.0%
Orient Overseas International	1,143,700	6,349
Total Hong Kong		6,349
India — 2.9%
ICICI Bank ADR	277,605	9,100
Total India		9,100
Ireland — 5.9%
ICON*	210,250	8,246
Shire	273,325	9,953
Total Ireland		18,199
Japan — 8.5%
Denso	224,900	10,198
Hitachi	804,000	5,379
Nippon Steel & Sumitomo Metal	1,426,000	4,132
Secom	125,200	6,874
Total Japan		26,583
Netherlands — 5.4%
Core Laboratories	85,928	12,855
Royal Dutch Shell, Cl A	118,517	4,028
Total Netherlands		16,883
Norway — 5.8%
DNB	551,221	9,148
Norsk Hydro	799,864	3,388
StatoilHydro ADR	252,766	5,457
Total Norway		17,993
Panama — 1.9%
Carnival	156,307	5,788
Total Panama		5,788

Schedules of Investments

Diversified International Fund (concluded)

Description	Shares	Value (000)
Singapore — 0.9%
United Industrial	1,209,900	$2,878
Total Singapore		2,878
South Korea — 4.0%
Hyundai Mobis	23,054	5,623
POSCO ADR	40,080	2,873
Samsung Electronics	3,574	4,072
Total South Korea		12,568
Spain — 2.6%
Amadeus IT Holding, Cl A	231,558	7,939
Total Spain		7,939
Sweden — 3.4%
Getinge, Cl B	284,295	10,483
Total Sweden		10,483
Switzerland — 8.2%
Credit Suisse Group ADR	164,068	4,804
Novartis ADR	95,472	6,837
Roche Holding	33,293	8,170
Transocean	118,837	5,604
Total Switzerland		25,415
Taiwan — 1.9%
Advanced Semiconductor Engineering ADR	1,442,145	5,783
Total Taiwan		5,783
Turkey — 3.3%
Akbank	1,446,837	5,542
Turkiye Garanti Bankasi	1,216,745	4,748
Total Turkey		10,290
United Kingdom — 11.4%
ARM Holdings ADR	308,940	12,403
Diageo	278,810	8,682
HSBC Holdings	393,021	4,456
Rio Tinto ADR	127,978	5,758
Subsea 7	226,284	4,278
Total United Kingdom		35,577
Total Common Stock (Cost $248,788 (000))		293,314

Description	Shares	Value (000)
Exchange Traded Funds — 2.3%
iShares MSCI EAFE Index Fund	51,493	$3,108
iShares MSCI United Kingdom Index Fund	223,048	4,188
Total Exchange Traded Fund		7,296
Total Exchange Traded Funds (Cost $6,364 (000))		7,296
Cash Equivalents (A) — 7.6%
Dreyfus Government Cash Management, 0.000%	19,451,958	19,452
Federated Prime Obligations Fund, Cl I, 0.040%	4,353,620	4,354
Total Cash Equivalents (Cost $23,806 (000))		23,806
Total Investments — 104.2% (Cost $278,958 (000))		$324,416

Percentages are based on net assets of $311,208 (000).

*	Non-income producing security
(A)	The rate reported is the 7-day effective rate as of July 31, 2013.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

MSCI — Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2013 (Unaudited)

Louisiana Tax-Free Income Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 2.7%.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 94.0%
Alabama — 1.9%
Birmingham Water Works Board, Ser A, RB Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$299
Total Alabama		299
Louisiana — 82.3%
Ascension Parish School Board, GO Callable 03/01/22 @ 100
3.750%, 03/01/30	600	546
Callable 03/01/22 @ 100
3.250%, 03/01/26	305	277
Bienville Parish, GO Callable 03/01/20 @ 100
4.000%, 03/01/29	180	183
City of Baton Rouge, Ser A-2, RB, AGM Callable 08/01/18 @ 100
4.250%, 08/01/32	100	99
Desoto Parish School Board, RB Callable 05/01/22 @ 100
3.500%, 05/01/32	370	313
Callable 05/01/22 @ 100
3.375%, 05/01/29	255	225
Kenner Consolidated Sewage District, RB, AGM Callable 11/01/21 @ 100
4.375%, 11/01/29	300	288
Lafayette, Consolidated Government, RB Callable 11/01/20 @ 100
4.750%, 11/01/35	200	204
Lafayette, Consolidated Government, Ser B, RB Callable 05/01/21 @ 100
4.250%, 05/01/26	200	205

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Lafayette, Parish Law Enforcement District, GO Callable 03/01/22 @ 100
3.250%, 03/01/32	$280	$235
Livingston Parish School District No. 22, GO, AGM Callable 03/01/22 @ 100
4.400%, 03/01/31	300	290
Livingston Parish Sewer District No. 2, RB, AGC Callable 03/01/14 @ 102
5.200%, 03/01/44	105	108
Livingston Parish Sewer District No. 2, RB, AGM Callable 03/01/22 @ 100
3.600%, 03/01/42	200	149
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM Callable 09/01/22 @ 100
4.000%, 09/01/37	500	426
Louisiana Stadium & Exposition District, Ser A, RB Callable 07/01/23 @ 100
3.625%, 07/01/36	400	312
Louisiana State, Gas & Fuels Tax Project, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/37	165	173
Louisiana State, University & Agricultural & Mechanical College, Auxiliary, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/35	100	102
Louisiana State, University & Agricultural & Mechanical College, Health Sciences Center Project, RB, NATL-RE Callable 09/03/13 @ 100
6.375%, 05/01/31	200	200
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, AGM Callable 09/01/22 @ 100
4.000%, 09/01/42	1,000	820
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, AGM Callable 03/01/22 @ 100
4.000%, 03/01/42	250	203

Schedules of Investments

Louisiana Tax-Free Income Fund (continued)

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB Callable 12/01/21 @ 100
4.125%, 12/01/32	$750	$714
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC Callable 06/01/17 @ 100
4.500%, 12/01/47	150	132
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB Callable 04/01/19 @ 100
5.375%, 04/01/31	100	105
Louisiana, Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvements Project, RB, AMBAC Callable 05/01/17 @ 100
5.000%, 05/01/27	250	267
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM Callable 09/01/21 @ 100
4.625%, 09/01/41	300	279
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/41	325	315
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM Callable 10/01/20 @ 100
5.000%, 10/01/40	610	622
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Ser B, RB Callable 10/01/15 @ 100
6.000%, 10/01/40	125	128

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM Callable 07/01/21 @ 100
4.900%, 07/01/41	$175	$175
Louisiana, Public Facilities Authority, Archdiocese of New Orleans, RB Callable 07/01/17 @ 100
4.500%, 07/01/37	400	396
Louisiana, Public Facilities Authority, Franciscan Missionaries Project, RB Callable 07/01/19 @ 100
6.750%, 07/01/39	200	221
Louisiana, Public Facilities Authority, Loyola University, RB Callable 10/01/21 @ 100
5.000%, 10/01/41	1,000	1,021
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE FGIC Callable 06/01/17 @ 100
5.500%, 06/01/41	25	26
Louisiana, Public Facilities Authority, University of New Orleans Research & Technology Project, RB, NATL-RE Callable 09/01/16 @ 100
5.250%, 03/01/37	100	104
Parish of Ascension Louisiana, RB, AGM Callable 04/01/18 @ 100
3.250%, 04/01/35	565	444
Plaquemines Parish, Ser A, RB Callable 03/01/20 @ 101
4.550%, 03/01/28	115	116
Rapides Parish School District No. 52 Pineville, GO Callable 04/01/22 @ 100
3.250%, 04/01/31	200	157
St. Charles Parish School District No. 1, GO Callable 03/01/22 @ 100
3.000%, 03/01/30	300	241
Callable 03/01/22 @ 100
3.000%, 03/01/31	300	235
St. John Baptist Parish, Marathon Oil Corp. Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	315	312

Schedules of Investments	July 31, 2013 (Unaudited)

Louisiana Tax-Free Income Fund (concluded)

Description	Face Amount (000)	Value (000)
Louisiana (continued)
St. Martin Parish, School District Project, GO, AGM Callable 03/01/21 @ 100
5.000%, 03/01/31	$100	$105
St. Tammany Parish Hospital Service District No. 2, GO Callable 03/01/22 @ 100
3.125%, 03/01/32	260	215
Callable 03/01/22 @ 100
3.000%, 03/01/26	220	195
Tangipahoa Parish, Water District Project, RB, AMBAC Callable 04/01/17 @ 100
4.375%, 04/01/47	350	305
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB Callable 04/01/20 @ 100
5.000%, 04/01/28	150	153
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM Callable 04/01/21 @ 100
5.250%, 04/01/36	200	208
Town of Livingston Louisiana, RB Callable 08/01/21 @ 100
5.300%, 08/01/41	250	254
Zachary Community School District No. 1, GO Callable 03/01/22 @ 100
3.500%, 03/01/32	200	173
Total Louisiana		12,976
Puerto Rico — 9.4%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGM Callable 07/01/18 @ 100
5.125%, 07/01/47	250	214
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB Callable 07/01/15 @ 100
5.250%, 07/01/35	310	263
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Callable 07/01/21 @ 100
6.000%, 07/01/40	125	113
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 02/01/20 @ 100
5.500%, 08/01/42	450	413

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico (continued)
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB Callable 08/01/20 @ 100
6.000%, 08/01/39	$100	$100
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB, AGM Callable 08/01/20 @ 100
5.125%, 08/01/42	200	186
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	200	196
Total Puerto Rico		1,485
Virgin Islands — 0.4%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/39	70	67
Total Virgin Islands		67
Total Municipal Bonds (Cost $16,119 (000))		14,827
Cash Equivalent (A) — 3.3%
SEI Tax Exempt Trust — Institutional Tax Free Portfolio, Cl A, 0.020%	516,574	517
Total Cash Equivalent (Cost $517 (000))		517
Total Investments — 97.3% (Cost $16,636 (000))		$15,344

Percentages are based on net assets of $15,777 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2013.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Mississippi Tax-Free Income Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 1.0%.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 96.6%
District of Columbia — 0.3%
Washington Convention & Sports Authority, Ser A, RB, AMBAC
Callable 10/01/16 @ 100 4.500%, 10/01/30	$110	$110
Total District of Columbia		110
Mississippi — 82.2%
Canton Public School District, COP
Callable 09/01/20 @ 100 4.750%, 09/01/30	855	853
City of Batesville Mississippi, GO
Callable 07/01/17 @ 100 3.000%, 07/01/22	185	186
Clinton Public School District, GO
Callable 10/01/21 @ 100 2.750%, 10/01/28	200	194
Gulfport Mississippi, Memorial Hospital at Gulfport Project, Ser A, RB
Callable 09/03/13 @ 100 5.750%, 07/01/31	400	401
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100 5.000%, 03/01/34	1,145	1,199
Mississippi Business Finance, Ser A, RB
Callable 05/01/19 @ 100 5.000%, 05/01/37	150	152

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100 3.500%, 09/01/34	$1,400	$1,190
Mississippi Development Bank, Magnolia Regional Health Center
Project, Ser A, RB 5.500%, 10/01/21	900	990
Mississippi Development Bank, Marshall County Industrial Development Authority, RB
Callable 01/01/22 @ 100 3.000%, 01/01/28	1,900	1,541
Mississippi Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100 3.375%, 09/01/36	900	684
Mississippi Development Bank, Ser A, RB
5.250%, 01/01/34	1,200	1,323
Mississippi Home, Ser A, RB, GNMA FNMA FHLMC
Callable 06/01/20 @ 100 4.550%, 12/01/31	50	51
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC
Callable 11/01/16 @ 100 4.650%, 11/01/27	1,340	1,371
Mississippi, Development Bank, Capital & Equipment Acquisition Project,
Ser A-2, RB, AMBAC 5.000%, 07/01/24	50	48
Mississippi, Development Bank, Capital & Equipment Project, Ser A, RB, AMBAC
5.000%, 07/01/31	36	32
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB
Callable 12/01/20 @ 100 4.500%, 12/01/30	100	107
Mississippi, Development Bank, Department of Corrections Project,
Ser D, RB 5.000%, 08/01/19	200	231
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100 4.125%, 11/01/31	950	952

Schedules of Investments	July 31, 2013 (Unaudited)

Mississippi Tax-Free Income Fund (continued)

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	$200	$230
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 10/01/19 @ 100 5.375%, 10/01/33	50	53
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100 5.125%, 04/01/41	400	421
Callable 04/01/21 @ 100 4.200%, 04/01/24	400	424
Mississippi, Development Bank, Jones County Junior College Project, Ser Junior College, RB, AGM
Callable 03/01/19 @ 100 5.125%, 03/01/39	250	261
Callable 03/01/19 @ 100 5.000%, 03/01/33	75	78
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100 5.500%, 04/01/30	385	411
Callable 04/01/21 @ 100 5.250%, 04/01/27	305	323
Callable 04/01/21 @ 100 5.125%, 04/01/26	50	53
Callable 04/01/21 @ 100 3.250%, 04/01/28	535	447
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM
Callable 07/01/17 @ 100 5.000%, 07/01/27	450	463
Mississippi, Development Bank, Monroe County Hospital Project, RB
Callable 07/01/19 @ 100 5.000%, 07/01/26	285	288
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100 4.000%, 12/01/31	930	851
Mississippi, Development Bank, Special Obligation, Ser A, RB, AGM
Callable 10/01/21 @ 100 5.750%, 10/01/31	710	772

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi, Development Bank, Tax Increment Financing Project, TA
Callable 05/01/19 @ 100 4.500%, 05/01/24	$120	$126
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100 3.500%, 03/01/32	400	341
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 07/01/20 @ 100 5.250%, 07/01/30	230	245
Mississippi, Development Bank, Water & Sewer Project, Ser A, RB, AGM
Callable 09/01/21 @ 100 4.500%, 09/01/34	950	944
Mississippi, Hospital Equipment & Facilities Authority, Baptist Health Systems, Ser A, RB
Callable 08/15/17 @ 100 5.000%, 08/15/29	80	81
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100 5.000%, 08/01/41	705	732
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100 4.500%, 04/01/31	500	531
Ridgeland, Mississippi, Colony Park Project, TA
Callable 04/01/21 @ 100 6.375%, 04/01/31	500	524
State of Mississippi, Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100 5.000%, 10/01/36	2,400	2,535
Callable 10/01/21 @ 100 4.000%, 10/01/36	900	848
Callable 10/01/21 @ 100 3.750%, 10/01/31	910	854
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100 4.000%, 06/01/41	2,065	1,748

Schedules of Investments

Mississippi Tax-Free Income Fund (concluded)

Description	Face Amount (000)	Value (000)
Mississippi (continued)
University of Mississippi Educational Building, Student Housing Construction Project, Ser I, RB
Callable 10/01/16 @ 100 3.900%, 10/01/31	$750	$732
University of Southern Mississippi, Campus Facilities Improvement Project, RB
Callable 09/01/19 @ 100 5.250%, 09/01/32	400	425
Callable 09/01/19 @ 100 5.125%, 09/01/29	415	441
Total Mississippi		27,687
Puerto Rico — 10.3%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGM
Callable 07/01/18 @ 100 5.125%, 07/01/47	150	128
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/15 @ 100 5.250%, 07/01/35	180	152
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100 5.750%, 07/01/36	220	196
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, AGM
Callable 07/01/16 @ 100 6.000%, 07/01/33	150	151
Puerto Rico Commonwealth, Public Improvement Project, Ser C, GO
Callable 07/01/21 @ 100 5.750%, 07/01/36	350	315
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/20 @ 100 5.500%, 08/01/42	1,400	1,286
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/22 @ 100 5.125%, 07/01/37	900	742
Puerto Rico Infrastructure Financing
Authority, Ser C, RB, AMBAC 5.500%, 07/01/23	500	490
Total Puerto Rico		3,460

Description	Face Amount (000)/Shares	Value (000)
Texas — 2.2%
City of Georgetown Texas, GO
Callable 08/15/21 @ 100 3.625%, 02/15/37	$900	$741
Total Texas		741
Virgin Islands — 1.6%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100 5.000%, 10/01/39	350	340
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Ser A, RB
Callable 10/01/20 @ 100 5.000%, 10/01/29	100	102
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB
Callable 10/01/20 @ 100 5.250%, 10/01/29	100	104
Total Virgin Islands		546
Total Municipal Bonds (Cost $34,486 (000))		32,544
Cash Equivalent (A) — 2.4%
SEI Tax Exempt Trust - Institutional
Tax Free Portfolio, Cl A, 0.020%	801,531	802
Total Cash Equivalent (Cost $802 (000))		802
Total Investments — 99.0% (Cost $35,288 (000))		$33,346

Percentages are based on net assets of $33,678 (000).

(A)	The rate reported is the 7-day effective yields as of July 31, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2013 (Unaudited)

Diversified Income Fund

Percentages are based on net assets. Included in net assets are other assets and liabilities of 1.0%.

Description	Shares/Face Amount (000)	Value (000)
Registered Investment Companies — 45.5%
Exchange Traded Funds — 33.7%
Alerian MLP ETF	830,471	$14,807
iShares U.S. Preferred Stock ETF	151,975	5,914
Total Exchange Traded Fund		20,721
Open-End Fund — 11.8%
BlackRock High Yield Portfolio, Institutional Class	889,795	7,234
Total Open-End Fund		7,234
Total Registered Investment Companies (Cost $27,462 (000))		27,955
Corporate Bonds — 28.4%
Automotive — 2.6%
American Axle & Manufacturing
6.625%, 10/15/22	$500	529
Chrysler Group
8.250%, 06/15/21	500	556
Goodyear Tire & Rubber
6.500%, 03/01/21	500	523
Total Automotive		1,608
Building & Construction — 1.7%
Beazer Homes USA (A)
7.250%, 02/01/23	500	515
Cemex Finance (A)
9.375%, 10/12/22	500	560
Total Building & Construction		1,075

Description	Face Amount (000)	Value (000)
Casinos & Gambling — 1.7%
Boyd Gaming
9.125%, 12/01/18	$250	$266
Boyd Gaming (A)
9.000%, 07/01/20	250	267
Caesars Entertainment Operating
11.250%, 06/01/17	500	520
Total Casinos & Gambling		1,053
Computers & Services — 0.9%
First Data (A)
8.250%, 01/15/21	500	522
Total Computers & Services		522
Electrical Utilities — 0.8%
Dynegy (A)
5.875%, 06/01/23	500	475
Total Electrical Utilities		475
Entertainment — 1.6%
Regal Entertainment Group
5.750%, 02/01/25	500	480
Six Flags Entertainment (A)
5.250%, 01/15/21	500	489
Total Entertainment		969
Food, Beverage & Tobacco — 1.7%
SUPERVALU
8.000%, 05/01/16	500	552
6.750%, 06/01/21 (A)	500	489
Total Food, Beverage & Tobacco		1,041
Gas & Natural Gas — 0.9%
Teekay
8.500%, 01/15/20	500	544
Total Gas & Natural Gas		544
Health Care Services — 0.9%
IASIS Healthcare
8.375%, 05/15/19	500	525
Total Health Care Services		525
Industrials — 0.8%
General Electric Capital (B),
5.250%, 12/31/49	500	481
Total Industrials		481

Schedules of Investments

Diversified Income Fund (continued)

Description	Face Amount (000)	Value (000)
Materials — 0.8%
Hexion US Finance
6.625%, 04/15/20	$500	$511
Total Materials		511
Medical Products & Services — 0.8%
Tenet Healthcare
6.750%, 02/01/20	500	498
Total Medical Products & Services		498
Metals & Mining — 1.7%
ArcelorMittal
6.750%, 02/25/22	500	518
United States Steel
7.500%, 03/15/22	500	506
Total Metals & Mining		1,024
Paper & Paper Products — 0.7%
Resolute Forest Products (A)
5.875%, 05/15/23	500	450
Total Paper & Paper Products		450
Paper & Related Products — 1.7%
Tembec Industries
11.250%, 12/15/18	500	543
Verso Paper Holdings
11.750%, 01/15/19	500	515
Total Paper & Related Products		1,058
Petroleum & Fuel Products — 2.4%
Arch Coal
8.750%, 08/01/16	500	496
Forest Oil
7.250%, 06/15/19	500	494
Midstates Petroleum (A)
9.250%, 06/01/21	500	491
Total Petroleum & Fuel Products		1,481
Printing & Publishing — 0.8%
Cenveo
8.875%, 02/01/18	500	489
Total Printing & Publishing		489
Retail — 0.7%
Toys R Us
7.375%, 10/15/18	500	454
Total Retail		454

Description	Face Amount (000)/Shares	Value (000)
Semi-Conductors & Instruments — 0.9%
Freescale Semiconductor (A)
10.750%, 08/01/20	$500	$560
Total Semi-Conductors & Instruments		560
Telephones & Telecommunication — 4.3%
Cincinnati Bell
8.750%, 03/15/18	500	520
Clear Channel Communications
4.900%, 05/15/15	500	472
Frontier Communications
8.750%, 04/15/22	495	546
Level 3 Financing
8.125%, 07/01/19	500	542
NII International Telecom
11.375%, 08/15/19	500	549
Total Telephones & Telecommunication		2,629
Total Corporate Bonds (Cost $17,623 (000))		17,447
Common Stock — 13.2%
Advertising Agencies — 0.1%
Harte-Hanks	6,877	66
Total Advertising Agencies		66
Aerospace & Defense — 0.1%
Lockheed Martin	560	67
Total Aerospace & Defense		67
Banks — 0.8%
City Holding	1,516	67
First Financial Bancorp	4,050	65
NBT Bancorp	2,837	64
New York Community Bancorp	4,346	66
People’s United Financial	4,126	62
United Bankshares	2,310	66
Valley National Bancorp	6,600	68
Total Banks		458
Computers & Services — 0.1%
Lexmark International, Cl A	1,956	73
Total Computers & Services		73
Consumer Electronics — 0.1%
Garmin	1,717	69
Total Consumer Electronics		69

Schedules of Investments	July 31, 2013 (Unaudited)

Diversified Income Fund (continued)

Description	Shares	Value (000)
Correctional Institutions — 0.6%
Corrections Corp of America	5,316	$176
Geo Group	4,857	168
Total Correctional Institutions		344
E-Commerce — 0.1%
PetMed Express	4,569	77
Total E-Commerce		77
Electrical Utilities — 1.2%
Ameren	1,799	64
American Electric Power	1,361	63
Avista	2,283	66
Consolidated Edison	1,054	63
DTE Energy	919	65
Entergy	886	60
Exelon	1,967	60
FirstEnergy	1,619	62
Pepco Holdings	3,028	62
Pinnacle West Capital	1,125	66
PPL	2,062	66
Public Service Enterprise	1,884	64
Total Electrical Utilities		761
Entertainment — 0.1%
Meredith	1,304	62
Total Entertainment		62
Financial Services — 0.7%
Prospect Capital	5,627	62
Redwood Trust	10,178	172
Starwood Property Trust	6,790	172
Total Financial Services		406
Food, Beverage & Tobacco — 0.3%
Altria Group	1,712	60
Lorillard	1,373	59
Universal	998	61
Total Food, Beverage & Tobacco		180
Gas & Natural Gas — 0.3%
AGL Resources	1,405	64
Laclede Group	1,321	61
UGI	1,580	66
Total Gas & Natural Gas		191
Information Technology — 0.1%
CA	2,149	64
Total Information Technology		64

Description	Shares	Value (000)
Insurance — 0.1%
Safety Insurance Group	1,206	$65
Total Insurance		65
Investment Management Companies — 0.1%
Federated Investors, Cl B	2,154	62
Total Investment Management Companies		62
Metals & Mining — 0.2%
Cliffs Natural Resources	3,351	66
Newmont Mining	1,977	59
Total Metals & Mining		125
Office Furniture & Fixtures — 0.1%
Anixter International*	785	65
Total Office Furniture & Fixtures		65
Petroleum Refining — 0.2%
ConocoPhillips	994	64
HollyFrontier	1,373	63
Total Petroleum Refining		127
Pharmaceuticals — 0.1%
Merck	1,282	62
Total Pharmaceuticals		62
Real Estate Investment Trust — 7.1%
BioMed Realty Trust, Cl Transaction field	8,177	169
Brandywine Realty Trust	12,178	170
CommonWealth REIT	7,538	174
Corporate Office Properties Trust	6,487	165
DCT Industrial Trust	22,329	168
Duke Realty	10,202	168
EPR Properties	3,360	169
Franklin Street Properties	12,407	165
HCP	3,810	167
Health Care REIT	2,619	169
Healthcare Realty Trust	6,417	165
Highwoods Properties	4,629	168
Home Properties	2,641	168
Hospitality Properties Trust	6,057	173
Lexington Realty Trust	13,457	169
Liberty Property Trust	4,406	168
Mack-Cali Realty	7,040	169
Medical Properties Trust	11,470	167
Monmouth Real Estate Investment, Cl A	17,171	168
National Retail Properties	4,779	167
Omega Healthcare Investors	5,298	169
Piedmont Office Realty Trust, Cl A	9,332	169

Schedules of Investments

Diversified Income Fund (concluded)

Description	Shares	Value (000)
Real Estate Investment Trust (continued)
Realty Income	3,859	$167
Ryman Hospitality Properties	4,590	170
Senior Housing Properties Trust	6,504	164
Washington Real Estate Investment Trust	6,199	167
Total Real Estate Investment Trust		4,372
Retail — 0.2%
Buckle	1,136	64
Cato, Cl A	2,396	67
Total Retail		131
Semi-Conductors & Instruments — 0.2%
Intel	2,431	57
Intersil, Cl A	7,747	79
Total Semi-Conductors & Instruments		136
Telephones & Telecommunication — 0.2%
AT&T	1,712	60
CenturyLink	1,773	64
Total Telephones & Telecommunication		124
Transportation Services — 0.1%
Werner Enterprises	2,444	59
Total Transportation Services		59
Total Common Stock (Cost $7,687 (000))		8,146
Preferred Stock — 11.1%
Banks — 1.6%
Ally Financial 8.500% (B)	19,000	497
First Niagara Financial Group 8.625% (B)	17,000	480
Total Banks		977
Financial Services — 1.3%
Goldman Sachs Group 5.500% (B)	20,000	474
PPL Capital Funding 5.900%, 04/30/2073	16,000	368
Total Financial Services		842
Insurance — 4.0%
Aegon 6.375%	13,330	329
Allstate 5.625%	20,000	502
American Financial Group 5.750%, 08/25/2042	13,470	326
Amtrust Financial Services 6.750%	20,000	479
Hartford Financial Services Group
7.875%, 04/15/2042 (B)	11,990	353
Maiden Holdings North America
8.000%, 03/27/2042	19,000	493
Total Insurance		2,482

Description	Shares	Value (000)
Pipelines — 0.6%
NuStar Logistics 7.625%, 01/15/2043 (B)	13,490	$356
Total Pipelines		356
Real Estate Investment Trust — 1.5%
DDR 6.250%	20,000	479
Digital Realty Trust 5.875%	20,000	432
Total Real Estate Investment Trust		911
Telephones & Telecommunication — 2.1%
Lucent Technology Capital Trust I 0.000%*	500	492
Qwest
6.125%, 06/01/2053	33,141	781
Total Telephones & Telecommunication		1,273
Total Preferred Stock (Cost $7,158 (000))		6,841
Cash Equivalent (C) — 0.8%
Federated Prime Obligations Fund, Cl I, 0.020%	461,897	462
Total Cash Equivalent (Cost $462 (000))		462
Total Investments — 99.0% (Cost $60,392 (000))		$60,851

Percentages are based on net assets of $61,481 (000).

*	Non-income producing security.
(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2013, the value of these securities amounted to $4,818 (000s), representing 7.8% of the net assets.
(B)	Perpetual Maturity.
(C)	The rate reported is the 7-day effective yield as of July 31, 2013.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)	July 31, 2013 (Unaudited)

	Government Money Market Fund	Core Bond Fund
Assets:
Investments in securities at value (Cost $207,339 and $263,850, respectively)	$207,339	$269,932
Repurchase agreements at value (Cost $136,088 and $0, respectively)	136,088	—
Receivable for capital shares sold	—	365
Receivable from Advisor	25	—
Shareholder servicing fees receivable	1	—
Accrued Income	41	1,682
Prepaid expenses	5	24

Total Assets	343,499	272,003

Liabilities:
Payable for investment securities purchased	14,994	—
Payable for capital shares redeemed	—	415
Payable due to Investment Advisor	—	129
Shareholder servicing fees payable	—	9
Payable for distribution fees	—	3
Payable due to Administrator	5	15
Payable due to Custodian	16	13
Payable due to Transfer Agent	4	4
Income distribution payable	1	—
Chief Compliance Officer fees payable	2	1
Other accrued expenses	17	30

Total Liabilities	15,039	619

Net Assets	$328,460	$271,384

Net Assets:
Paid-in-Capital	$328,490	$267,062
Distributions in excess of net investment income	(3)	(490)
Accumulated net realized loss on investments	(27)	(1,270)
Net unrealized appreciation on investments	—	6,082

Net Assets	$328,460	$271,384

Institutional Class Shares:
Net Assets	$86,419	$223,813
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	86,422,061	13,728,103
Net Asset Value Per Share	$1.00	$16.30

Institutional Sweep Class Shares:
Net Assets	$17,771	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	17,776,449	n/a
Net Asset Value Per Share	$1.00	n/a

Class A Shares:
Net Assets	$224,270	$41,789
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	224,288,100	2,568,623
Net Asset Value Per Share	$1.00	16.27

Maximum Offering Price Per Share ($16.27 ÷ 96.00%)	n/a	$16.95

Class C Shares:
Net Assets	n/a	$5,782
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	353,566
Net Asset Value Per Share	n/a	$16.35

“n/a” designates that the Fund does not offer this class or the Fund does not impose a sales charge.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)

	Value Fund	Growth Fund		Burkenroad Small Cap Fund
Assets:
Investments in securities at value (Cost $140,630, $108,186 $355,023, respectively)	$188,108	$132,930		$447,283
Receivable for capital shares sold	97	81		4,379
Reclaim receivable	6	—		—
Accrued Income	107	23		41
Shareholder servicing fees receivable	—	8		—
Prepaid expenses	19	21		39

Total Assets	188,337	133,063		451,742

Liabilities:
Payable for capital shares redeemed	224	135		329
Payable due to Advisor	128	90		358
Shareholder servicing fees payable	11	—		99
Payable due to Administrator	11	8		24
Payable due to Custodian	10	6		19
Payable due to Transfer Agent	4	4		3
Payable for distribution fees	1	—		16
Payable due to Trustees	—	—		—
Chief Compliance Officer fees payable	1	1		1
Other accrued expenses	16	12		22

Total Liabilities	406	256		871

Net Assets	$187,931	$132,807		$450,871

Net Assets:
Paid-in-Capital	$131,306	$91,280		$351,733
Undistributed (distributions in excess of) net investment income	(10)	12		(1,408)
Accumulated net realized gain on investments	9,157	16,771		8,286
Net unrealized appreciation on investments	47,478	24,744		92,260

Net Assets	$187,931	$132,807		$450,871

Institutional Class Shares:
Net Assets	$133,511	$108,494		n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,716,849	5,020,245		n/a
Net Asset Value Per Share	$28.31	$21.61		n/a

Class A Shares:
Net Assets	$52,942	$23,776		$418,155
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,877,616	1,133,024		7,983,751
Net Asset Value Per Share	$28.20	$20.98		$52.38

Maximum Offering Price Per Share ($28.20, $20.98, $52.38 ÷ 94.75%, respectively)	$29.76	$22.14		$55.28

Class C Shares:
Net Assets	$1,478	$537		n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	53,667	28,237		n/a
Net Asset Value Per Share	$27.54	$19.04	*	n/a

Class D Shares:
Net Assets	n/a	n/a		$32,716
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	n/a		639,393
Net Asset Value Per Share	n/a	n/a		$51.17

“n/a” designates that the Fund does not offer this class.

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)	July 31, 2013 (Unaudited)

	Quantitative Long/Short Fund		Diversified International Fund
Assets:
Investments in securities at value (Cost $66,385 and $278,958, respectively)	$73,204		$324,416
Receivable from Prime Broker	1,718		—
Receivable for capital shares sold	265		144
Receivable for dividends and interest	23		282
Reclaim receivable	—		140
Prepaid expenses	12		22

Total Assets	75,222		325,004

Liabilities:
Securities sold short (Proceeds $6,993 and $0, respectively)	7,275		—
Payable for investment securities purchased	94		9,450
Foreign currency (Proceeds $0 and $3,883, respectively)	—		3,883
Payable due to Advisor	66		244
Payable due to Transfer Agent	4		4
Payable due to Administrator	4		16
Payable for capital shares redeemed	18		144
Shareholder servicing fees payable	3		9
Payable due to Custodian	—		18
Chief Compliance Officer fees payable	—		1
Other accrued expenses	3		27

Total Liabilities	7,467		13,796

Net Assets	$67,755		$311,208

Net Assets:
Paid-in-Capital	$50,163		$269,043
Undistributed net investment income (accumulated net investment loss)	(9)		2,097
Accumulated net realized gain (loss) on investments (including securities sold short and foreign currency transactions)	11,064		(5,419)
Net unrealized appreciation on investments (including securities sold short and foreign currency transactions)	6,537		45,487

Net Assets	$67,755		$311,208

Institutional Class Shares:
Net Assets	$52,858		$266,892
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,683,375		12,842,917
Net Asset Value Per Share	$19.70		$20.78

Class A Shares:
Net Assets	$14,771		$44,131
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	758,422		2,133,645
Net Asset Value Per Share	$19.48		$20.68

Maximum Offering Price Per Share ($19.48 and $20.68 ÷ 94.75%, respectively)	$20.56		$21.83

Class C Shares:
Net Assets	$126		$185
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,704		9,161
Net Asset Value Per Share	$18.78	*	$20.22	*

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (concluded)

	Louisiana Tax-Free Income Fund		Mississippi Tax-Free Income Fund		Diversified Income Fund
Assets:
Investments in securities at value (Cost $16,636, $35,288 and $60,392, respectively)	$15,344		$33,346		$60,851
Cash					733
Receivable for capital shares sold	—		—		26
Receivable for investments sold	221		1,495		—
Accrued income	220		500		431
Prepaid expenses	5		6		2

Total Assets	15,790		35,347		62,043

Liabilities:
Payable for investment securities purchased	—		—		502
Payable for capital shares redeemed	—		1,638		10
Payable due to Advisor	1		12		33
Payable due to Transfer Agent	5		5		4
Payable due to Administrator	1		2		3
Payable due to Custodian	1		—		3
Shareholder servicing fees payable	2		6		2
Other accrued expenses	3		6		5

Total Liabilities	13		1,669		562

Net Assets	$15,777		$33,678		$61,481

Net Assets:
Paid-in-Capital	$17,017		$35,382		$61,099
Undistributed (distributions in excess of) net investment income	1		7		(9)
Accumulated net realized gain (loss) on investments	51		231		(68)
Net unrealized appreciation (depreciation) on investments	(1,292)		(1,942)		459

Net Assets	$15,777		$33,678		$61,481

Institutional Class Shares:
Net Assets	$6,021		$7,651		$51,240
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	393,162		496,344		3,285,914
Net Asset Value Per Share	$15.31		$15.41		$15.59

Class A Shares:
Net Assets	$9,756		$26,027		$9,376
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	637,159		1,689,017		601,048
Net Asset Value Per Share	$15.31		$15.41		$15.60

Maximum Offering Price Per Share ($15.31, $15.41 ÷ 96.00% and $15.60 ÷ 95.75%, respectively)	$15.95		$16.05		$16.29

Class C Shares†:
Net Assets	$—		$—		$865
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12		12		55,514
Net Asset Value Per Share	$15.31	*	$15.41	*	$15.59 *

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
†	The Louisiana Tax-Free Income Fund, Class C Shares and Mississippi Tax-Free Income Fund, Class C Shares commenced operations on May 31, 2013.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000)	For the six months ended July 31, 2013 (Unaudited)

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund	Burkenroad Small Cap Fund
Investment Income:
Interest income	$258	$3,006	$—	$—	$—
Dividend income	—	555	1,508	778	1,156
Less: Foreign Taxes Withheld	—	—	(7)	—	—

Total Investment Income	258	3,561	1,501	778	1,156

Expenses:
Investment advisory fees	889	773	701	530	1,542
Administration fees	150	87	59	45	109
Shareholder servicing fees — Institutional Sweep Class	100	n/a	n/a	n/a	n/a
Shareholder servicing fees — Class A	338	54	62	29	375
Shareholder servicing fees — Class C	n/a	10	4	1	n/a
Shareholder servicing fees — Class D	n/a	n/a	n/a	n/a	31
Distribution fees — Class A	338	—	—	—	—
Distribution fees — Class C	n/a	31	12	2	n/a
Distribution fees — Class D	n/a	n/a	n/a	n/a	31
Custodian fees	67	39	26	20	49
Transfer agent fees	27	27	27	27	18
Trustees’ fees	13	6	4	3	6
Chief Compliance Officer fees	4	2	2	1	2
Professional fees	45	23	16	12	24
Printing fees	19	10	7	5	11
Registration fees	23	13	19	21	28
Insurance and other expenses	49	17	5	4	5

Total Expenses	2,062	1,092	944	700	2,231

Recapture of investment advisory fees previously waived(1)	—	—	—	—	71
Less: Investment advisory fees waived	(889)	(31)	—	—	—
Less: Reimbursement from Investment Advisor	(91)	—	—	—	—
Less: Administration fees waived	(71)	—	—	—	—
Less: Shareholder servicing fees reimbursed by Advisor — Institutional Sweep Class	(100)	n/a	n/a	n/a	n/a
Less: Shareholder servicing fees reimbursed by Advisor — Class A	(338)	—	—	—	—
Less: Distribution fees waived — Class A	(338)	—	—	—	—

Total Net Expenses	235	1,061	944	700	2,302

Net Investment Income (Loss)	23	2,500	557	78	(1,146)

Net realized gain (loss) from security transactions	—	(14)	8,917	11,357	7,555
Net change in unrealized appreciation (depreciation) on investments	—	(7,374)	18,393	2,988	46,553

Net Realized and Unrealized Gain (Loss) on investments	—	(7,388)	27,310	14,345	54,108

Net Increase (Decrease) in Net Assets Resulting from Operations	$23	$(4,888)	$27,867	$14,423	$52,962

“n/a” designates that the Fund does not offer this class.

(1)	See Note 3 for Advisory Fee Recaptured.

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (concluded)

	Quantitative Long/Short Fund	Diversified International Fund	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund	Diversified Income Fund
Investment Income:
Interest income	$—	$—	$379	$858	$625
Dividend income	397	4,654	—	—	809
Less: Foreign Taxes Withheld	—	(516)	—	—	—

Total Investment Income	397	4,138	379	858	1,434

Expenses:
Investment advisory fees	252	1,443	58	129	179
Administration fees	19	97	6	14	18
Shareholder servicing fees — Class A	9	56	16	43	8
Shareholder servicing fees — Class C	—	—	—	—	1
Distribution fees — Class C	—	1	—	—	2
Custodian fees	4	97	3	6	8
Transfer agent fees	27	27	22	22	27
Trustees’ fees	2	7	—	1	1
Chief Compliance Officer fees	1	2	—	—	—
Offering Costs	—	—	—	—	7
Interest expense on securities sold short	69	—	—	—	—
Dividend expense on securities sold short	54	—	—	—	—
Registration fees	12	24	4	5	2
Professional fees	5	26	2	4	4
Printing fees	2	11	1	2	2
Insurance and other expenses	2	8	8	10	1

Total Expenses	458	1,799	120	236	260

Less: Investment advisory fees waived	—	—	(32)	(32)	(21)

Total Net Expenses	458	1,799	88	204	239

Net Investment Income (Loss)	(61)	2,339	291	654	1,195

Net realized gain (loss) from security transactions	11,553	(3,828)	51	219 *	(71)
Net realized loss on securities sold short	(732)	—	—	—	—
Net realized loss from foreign currency transactions	—	(111)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(4,026)	(4,674)	(2,335)	(4,669)	98
Net change in unrealized appreciation (depreciation) on securities sold short	(77)	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency	—	25	—	—	—

Net Realized and Unrealized Gain (Loss) on investments	6,718	(8,588)	(2,284)	(4,450)	27

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,657	$(6,249)	$(1,993)	$(3,796)	$1,222

*	Includes transactions from an in-kind redemption. See Note 11.

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

Statements of Changes in Net Assets (000)(1)

	Government Money Market Fund		Core Bond Fund
	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13
Investment Activities:
Net investment income	$23	$55	$2,500	$4,723
Net realized gain (loss) from investments	—	(2)	(14)	(1,215)
Net change in unrealized appreciation (depreciation) on investments	—	—	(7,374)	3,217

Net Increase (Decrease) in Net Assets Resulting from Operations	23	53	(4,888)	6,725

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	(5)	(12)	(2,196)	(3,789)
Institutional Sweep Class Shares	(4)	(12)	n/a	n/a
Class A Shares	(14)	(31)	(398)	(1,204)
Class C Shares	n/a	n/a	(41)	(99)

Total Dividends and Distributions	(23)	(55)	(2,635)	(5,092)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	184,693	378,613	45,692	81,602
Shares reinvested	2	2	638	762
Shares redeemed	(200,070)	(422,729)	(9,662)	(22,840)

Net Institutional Class Shares Transactions	(15,375)	(44,114)	36,668	59,524

Institutional Sweep Class Shares:
Shares issued	158,234	317,156	n/a	n/a
Shares reinvested	—	1	n/a	n/a
Shares redeemed	(260,722)	(335,962)	n/a	n/a

Net Institutional Sweep Class Shares Transactions	(102,488)	(18,805)	n/a	n/a

Class A Shares:
Shares issued	187,890	515,778	7,025	26,366
Shares reinvested	8	11	366	1,130
Shares redeemed	(314,736)	(459,683)	(8,368)	(39,440)

Net Class A Shares Transactions	(126,838)	56,106	(977)	(11,944)

Class C Shares:
Shares issued	n/a	n/a	865	11,217
Shares reinvested	n/a	n/a	24	72
Shares redeemed	n/a	n/a	(4,556)	(3,999)

Net Class C Shares Transactions	n/a	n/a	(3,667)	7,290

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(244,701)	(6,813)	32,024	54,870

Total Increase (Decrease) in Net Assets	(244,701)	(6,815)	24,501	56,503

Net Assets:
Beginning of year	573,161	579,976	246,883	190,380

End of year	$328,460	$573,161	$271,384	$246,883

Undistributed net investment income (Distributions in excess of net investment income) (Accumulated net investment loss)	$(3)	$(3)	$(490)	$(355)

“n/a” designates that the Fund does not offer this class.

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six months ended July 31, 2013 (Unaudited) and the year ended January 31, 2013

Value Fund		Growth Fund
02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13

$557	$1,837	$78	$484
8,917	13,562	11,357	12,856
18,393	8,380	2,988	3,217

27,867	23,779	14,423	16,557

(841)	(840)	—	(420)
n/a	n/a	n/a	n/a
(288)	(417)	—	(87)
(14)	(6)	—	—

(1,143)	(1,263)	—	(507)

15,905	38,299	6,692	48,750
335	246	—	114
(13,668)	(35,563)	(20,703)	(14,646)

2,572	2,982	(14,011)	34,218

n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a

4,503	17,055	1,567	13,455
272	397	—	86
(8,453)	(42,678)	(3,879)	(24,333)

(3,678)	(25,226)	(2,312)	(10,792)

285	543	47	54
14	5	—	—
(4,053)	(1,364)	(17)	(80)

(3,754)	(816)	30	(26)

(4,860)	(23,060)	(16,293)	23,400

21,864	(544)	(1,870)	39,450

166,067	166,611	134,677	95,227

$187,931	$166,067	$132,807	$134,677

$(10)	$576	$12	$(66)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)(1) (concluded)

	Burkenroad Small Cap Fund		Quantitative Long/Short Fund
	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13
Investment Activities:
Net investment income (loss)	$(1,146)	$2,103	$(61)	$74
Net realized gain (loss) from investments (including securities sold short) and foreign currency transactions	7,555	1,811	10,821	1,710
Net change in unrealized appreciation (depreciation) on investments (including securities sold short) and foreign currency transactions	46,553	26,044	(4,103)	3,903

Net Increase (Decrease) in Net Assets Resulting from Operations	52,962	29,958	6,657	5,687

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	n/a	n/a	—	—
Class A Shares	—	(2,215)	—	—
Class C Shares	n/a	n/a	—	—
Class D Shares	—	(160)	n/a	n/a
Net Realized Gains:
Institutional Class Shares	n/a	n/a	—	—
Class A Shares	—	(1,512)	—	—
Class C Shares	n/a	n/a	—	—
Class D Shares	—	(133)	n/a	n/a

Total Dividends and Distributions	—	(4,020)	—	—

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	n/a	n/a	4,108	19,961
Shares reinvested	n/a	n/a	—	—
Shares redeemed	n/a	n/a	(5,993)	(13,933)

Net Institutional Class Shares Transactions	n/a	n/a	(1,885)	6,028

Class A Shares:
Shares issued	182,992	134,002	11,621	6,037
Shares reinvested	—	2,927	—	—
Shares redeemed	(30,635)	(26,645)	(2,780)	(6,693)

Net Class A Shares Transactions	152,357	110,284	8,841	(656)

Class C Shares††:
Shares issued	n/a	n/a	102	3
Shares reinvested	n/a	n/a	—	—
Shares redeemed	n/a	n/a	(3)	(18)

Net Class C Shares Transactions	n/a	n/a	99	(15)

Class D Shares:
Shares issued	13,447	6,564	n/a	n/a
Shares reinvested	—	262	n/a	n/a
Shares redeemed	(1,625)	(2,871)	n/a	n/a

Net Class D Shares Transactions	11,822	3,955	n/a	n/a

Total Increase (Decrease) in Net Assets from Capital Share Transactions	164,179	114,239	7,055	5,357

Total Increase (Decrease) in Net Assets	217,141	140,177	13,712	11,044

Net Assets:
Beginning of year or period	233,730	93,553	54,043	42,999

End of year or period	$450,871	$233,730	$67,755	$54,043

Undistributed net investment income (Distributions in excess of net investment income) (Accumulated net investment loss)	$(1,408)	$(262)	$(9)	$52

“n/a” designates that the Fund does not offer this class.

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.
*	Includes transactions from an in-kind redemption. See Note 11.
†	Commenced operations on September 26, 2012.
††	The Louisiana Tax-Free Income Fund, Class C Shares and Mississippi Tax-Free Income Fund, Class C Shares commenced operations on May 31, 2013.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six months ended July 31, 2013 (Unaudited) and the year or period ended January 31, 2013

Diversified International Fund		Louisiana Tax-Free Income Fund		Mississippi Tax-Free Income Fund		Diversified Income Fund
02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	09/26/12† to 01/31/13

$2,339	$1,416	$291	$471	$654	$1,203	$1,195	$76

(3,939)	571	51	19	219 *	100	(71)	3

(4,649)	37,542	(2,335)	246	(4,669)	473	98	361

(6,249)	39,529	(1,993)	736	(3,796)	1,776	1,222	440

—	(949)	(108)	(168)	(139)	(259)	(1,046)	(55)
—	(84)	(187)	(300)	(517)	(939)	(146)	(20)
—	—	—	n/a	—	n/a	(12)	(1)
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

—	(1,599)	—	(6)	—	(23)	—	—
—	(315)	—	(13)	—	(98)	—	—
—	(2)	—	n/a	—	n/a	—	—
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

—	(2,949)	(295)	(487)	(656)	(1,319)	(1,204)	(76)

61,233	91,990	831	3,530	755	2,523	20,348	32,738
—	1,763	17	23	3	17	231	8
(49,480)	(19,592)	(641)	(779)	(554)	(1,451)	(2,425)	(2)

11,753	74,161	207	2,774	204	1,089	18,154	32,744

4,331	27,622	2,136	8,232	4,143	17,286	6,075	3,677
—	390	149	240	343	623	111	11
(6,143)	(13,924)	(4,364)	(2,215)	(12,030)*	(4,414)	(518)	(12)

(1,812)	14,088	(2,079)	6,257	(7,544)	13,495	5,668	3,676

17	146	—	n/a	—	n/a	562	305
—	1	—	n/a	—	n/a	8	1
(131)	(99)	—	n/a	—	n/a	(16)	(3)

(114)	48	—	n/a	—	n/a	554	303

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

9,827	88,297	(1,872)	9,031	(7,340)	14,584	24,376	36,723

3,578	124,877	(4,160)	9,280	(11,792)	15,041	24,394	37,087

307,630	182,753	19,937	10,657	45,470	30,429	37,087	—

$311,208	$307,630	$15,777	$19,937	$33,678	$45,470	$61,481	$37,087

$2,097	$(242)	$1	$5	$7	$9	$(9)	$—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2013 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return
Government Money Market Fund
INSTITUTIONAL CLASS SHARES
2013*	$1.00	$—	$—	$—	$—	$—	$1.00	0.00%
2013	1.00	—	—	—	—	—	1.00	0.01
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01
2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	1.04
INSTITUTIONAL SWEEP CLASS SHARES
2013*	$1.00	$—	$—	$—	$—	$—	$1.00	0.00%
2013	1.00	—	—	—	—	—	1.00	0.01
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01
2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.83
CLASS A SHARES
2013*	$1.00	$—	$—	$—	$—	$—	$1.00	0.00%
2013	1.00	—	—	—	—	—	1.00	0.01
2012	1.00	—	—	—	—	—	1.00	0.01
2011	1.00	—	—	—	—	—	1.00	0.01
2010	1.00	—	—	—	—	—	1.00	0.01
2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.65

*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are 0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.

July 31, 2013 (Unaudited)

Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$86,419	0.11%	0.58%	0.01%	n/a
101,794	0.15	0.58	0.01	n/a
145,908	0.13	0.59	0.01	n/a
115,244	0.24	0.62	0.01	n/a
104,366	0.42	0.61	0.01	n/a
110,321	0.57	0.60	1.12	n/a

$17,771	0.11%	0.83%	0.01%	n/a
120,259	0.15	0.83	0.01	n/a
139,064	0.13	0.84	0.01	n/a
115,733	0.24	0.85	0.01	n/a
60,131	0.41	0.86	0.01	n/a
64,711	0.79	0.85	0.87	n/a

$224,270	0.11%	1.08%	0.01%	n/a
351,108	0.15	1.08	0.01	n/a
295,004	0.13	1.09	0.01	n/a
298,165	0.25	1.12	0.01	n/a
271,739	0.41	1.11	0.01	n/a
243,952	0.96	1.10	0.68	n/a

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2013 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Core Bond Fund
INSTITUTIONAL CLASS SHARES
2013*	$16.75	$0.17	$(0.45)	$(0.28)	$(0.17)	$—	$(0.17)	$16.30
2013	16.62	0.41	0.13	0.54	(0.41)	—	(0.41)	16.75
2012	16.01	0.54	0.65	1.19	(0.54)	(0.04)	(0.58)	16.62
2011	15.98	0.59	0.06	0.65	(0.59)	(0.03)	(0.62)	16.01
2010	15.32	0.65	0.70	1.35	(0.64)	(0.05)	(0.69)	15.98
2009	15.74	0.64	(0.35)	0.29	(0.64)	(0.07)	(0.71)	15.32
CLASS A SHARES
2013*	$16.72	$0.15	$(0.45)	$(0.30)	$(0.15)	$—	$(0.15)	$16.27
2013	16.58	0.37	0.14	0.51	(0.37)	—	(0.37)	16.72
2012	15.98	0.50	0.64	1.14	(0.50)	(0.04)	(0.54)	16.58
2011	15.95	0.55	0.06	0.61	(0.55)	(0.03)	(0.58)	15.98
2010	15.30	0.60	0.70	1.30	(0.60)	(0.05)	(0.65)	15.95
2009	15.71	0.60	(0.34)	0.26	(0.60)	(0.07)	(0.67)	15.30
CLASS C SHARES
2013*	$16.80	$0.09	$(0.45)	$(0.36)	$(0.09)	$—	$(0.09)	$16.35
2013	16.67	0.23	0.15	0.38	(0.25)	—	(0.25)	16.80
2012	16.06	0.37	0.67	1.04	(0.39)	(0.04)	(0.43)	16.67
2011	16.03	0.42	0.07	0.49	(0.43)	(0.03)	(0.46)	16.06
2010	15.37	0.49	0.71	1.20	(0.49)	(0.05)	(0.54)	16.03
2009	15.80	0.49	(0.36)	0.13	(0.49)	(0.07)	(0.56)	15.37

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are 0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.

July 31, 2013 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(1.67)%	$223,813	0.75%	0.77%	2.01%	7%
3.27	193,279	0.75	0.80	2.28	24
7.59	132,639	0.75	0.83	3.31	26
4.10	102,110	0.75	0.86	3.68	20
8.99	84,953	0.75	0.87	4.12	14
1.94	76,917	0.75	0.85	4.15	32

(1.80)%	$41,789	1.00%	1.02%	1.77%	7%
3.08	43,971	1.00	1.05	2.05	24
7.27	55,430	1.00	1.08	3.07	26
3.86	47,483	1.00	1.11	3.41	20
8.67	32,485	1.00	1.12	3.85	14
1.76	23,610	1.00	1.11	3.91	32

(2.18)%	$5,782	1.75%	1.77%	1.03%	7%
2.31	9,633	1.75	1.80	1.22	24
6.54	2,311	1.75	1.83	2.24	26
3.09	762	1.75	1.86	2.62	20
7.89	371	1.75	1.87	3.10	14
0.89	290	1.75	1.86	3.20	32

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2013 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Value Fund
INSTITUTIONAL CLASS SHARES
2013*	$24.37	$0.09	$4.03	$4.12	$(0.18)	$—	$(0.18)	$28.31
2013	21.31	0.27	2.98	3.25	(0.19)	—	(0.19)	24.37
2012	21.19	0.30	0.13	0.43	(0.31)	—	(0.31)	21.31
2011	17.48	0.26	3.70	3.96	(0.25)	—	(0.25)	21.19
2010	15.37	0.25	2.11	2.36	(0.25)	—	(0.25)	17.48
2009	23.44	0.27	(7.99)	(7.72)	(0.27)	(0.08)	(0.35)	15.37
CLASS A SHARES
2013*	$24.28	$0.06	$4.01	$4.07	$(0.15)	$—	$(0.15)	$28.20
2013	21.23	0.22	2.97	3.19	(0.14)	—	(0.14)	24.28
2012	21.11	0.25	0.12	0.37	(0.25)	—	(0.25)	21.23
2011	17.42	0.21	3.69	3.90	(0.21)	—	(0.21)	21.11
2010	15.31	0.21	2.11	2.32	(0.21)	—	(0.21)	17.42
2009	23.36	0.22	(7.97)	(7.75)	(0.22)	(0.08)	(0.30)	15.31
CLASS C SHARES
2013*	$23.74	$(0.05)	$3.92	$3.87	$(0.07)	$—	$(0.07)	$27.54
2013	20.80	0.05	2.91	2.96	(0.02)	—	(0.02)	23.74
2012	20.69	0.09	0.12	0.21	(0.10)	—	(0.10)	20.80
2011	17.07	0.06	3.63	3.69	(0.07)	—	(0.07)	20.69
2010	15.02	0.08	2.06	2.14	(0.09)	—	(0.09)	17.07
2009	22.92	0.06	(7.80)	(7.74)	(0.08)	(0.08)	(0.16)	15.02

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are 0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.

July 31, 2013 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

16.99%	$133,511	0.99%	0.99%	0.73%	35%
15.36	112,163	1.01	1.01	1.22	71
2.05	95,450	1.03	1.03	1.44	63
22.83	77,828	1.05	1.05	1.34	82
15.51	65,625	1.06	1.06	1.53	85
(33.21)	65,358	1.04	1.04	1.31	65

16.83%	$52,942	1.24%	1.24%	0.48%	35%
15.10	49,081	1.26	1.26	0.99	71
1.80	66,167	1.28	1.28	1.17	63
22.49	70,420	1.30	1.30	1.09	82
15.29	57,599	1.31	1.31	1.26	85
(33.41)	46,305	1.29	1.29	1.06	65

16.34%	$1,478	1.98%	1.98%	(0.39)%	35%
14.26	4,823	2.01	2.01	0.22	71
1.04	4,994	2.03	2.03	0.43	63
21.62	4,920	2.05	2.05	0.34	82
14.34	4,439	2.06	2.06	0.52	85
(33.85)	3,894	2.04	2.04	0.31	65

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2013 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Growth Fund
INSTITUTIONAL CLASS SHARES
2013*	$19.40	$0.02	$2.19	$2.21	$—	$—	$—	$21.61
2013	16.87	0.09	2.53	2.62	(0.09)	—	(0.09)	19.40
2012	16.28	(0.01)	0.60	0.59	—	—	—	16.87
2011	12.86	0.01	3.41	3.42	—	—	—	16.28
2010	10.39	0.02	2.45	2.47	—	—	—	12.86
2009	17.31	(0.02)	(6.90)	(6.92)	—	—	—	10.39
CLASS A SHARES
2013*	$18.86	$(0.01)	$2.13	$2.12	$—	$—	$—	$20.98
2013	16.41	0.05	2.45	2.50	(0.05)	—	(0.05)	18.86
2012	15.87	(0.05)	0.59	0.54	—	—	—	16.41
2011	12.57	(0.02)	3.32	3.30	—	—	—	15.87
2010	10.18	(0.01)	2.40	2.39	—	—	—	12.57
2009	17.00	(0.06)	(6.76)	(6.82)	—	—	—	10.18
CLASS C SHARES
2013*	$17.17	$(0.07)	$1.94	$1.87	$—	$—	$—	$19.04
2013	15.01	(0.08)	2.24	2.16	—	—	—	17.17
2012	14.63	(0.15)	0.53	0.38	—	—	—	15.01
2011	11.68	(0.12)	3.07	2.95	—	—	—	14.63
2010	9.52	(0.09)	2.25	2.16	—	—	—	11.68
2009	16.02	(0.15)	(6.35)	(6.50)	—	—	—	9.52

(1)	Ratio includes previously waived investment advisory fees recovered. The net expense ratio would have been lower absent the impact of the recovered fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2013 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recovered Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

11.39%	$108,494	1.01%		1.01%	0.16%	52%
15.54	110,640	1.03		1.03	0.49	84
3.62	64,758	1.07	(1)	1.06	(0.08)	86
26.59	52,801	1.10		1.10	0.09	81
23.81	43,499	1.10		1.12	0.15	87
(39.98)	35,730	1.08		1.08	(0.13)	84

11.24%	$23,776	1.26%		1.26%	(0.09)%	52%
15.22	23,581	1.28		1.28	0.27	84
3.40	30,045	1.32	(1)	1.31	(0.33)	86
26.25	29,942	1.35		1.35	(0.16)	81
23.48	22,987	1.35		1.37	(0.11)	87
(40.12)	18,918	1.32		1.32	(0.39)	84

10.89%	$537	2.01%		2.01%	(0.84)%	52%
14.39	456	2.03		2.03	(0.52)	84
2.60	424	2.04	(1)	2.06	(1.05)	86
25.26	447	2.10		2.10	(0.92)	81
22.69	354	2.10		2.12	(0.83)	87
(40.57)	333	2.08		2.08	(1.14)	84

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year

For the six months ended July 31, 2013 (Unaudited) and the years ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Redemption Fees†
Burkenroad Small Cap Fund
CLASS A SHARES
2013*	$44.64	$(0.17)	$7.91	$7.74	$—	$—	$—	$—
2013	38.02	0.61	6.93	7.54	(0.54)	(0.38)	(0.92)	—
2012	36.84	(0.04)	3.99	3.95	—	(2.77)	(2.77)	—
2011	28.92	0.09	8.23	8.32	(0.17)	(0.23)	(0.40)	—
2010	21.42	(0.01)	7.51	7.50	—	—	—	—
2009	29.61	(0.12)	(7.68)	(7.80)	—	(0.40)	(0.40)	0.01
CLASS D SHARES
2013*	$43.66	$(0.22)	$7.73	$7.51	$—	$—	$—	$—
2013	37.21	0.43	6.85	7.28	(0.45)	(0.38)	(0.83)	—
2012	36.20	(0.13)	3.91	3.78	—	(2.77)	(2.77)	—
2011	28.44	0.02	8.07	8.09	(0.10)	(0.23)	(0.33)	—
2010	21.12	(0.08)	7.40	7.32	—	—	—	—
2009	29.26	(0.20)	(7.55)	(7.75)	—	(0.40)	(0.40)	0. 01

(1) For the year ended January 31, 2013, Net Investment Income (Loss) per share reflects special dividends which amounted to $0.59 and $0.58 per share for Class A and Class D, respectively. Excluding the special dividends, the ratio of Net Investment Income to Average Net Assets would have been 0.04% and (0.37)% for Class A and Class D, respectively.

(2) Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than 0.01 per share, are 0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.

July 31, 2013 (Unaudited)

Net Asset Value, End of Period	Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$52.38	17.34%	$418,155	1.40	%(2)	1.36%	(0.69)%	12%
44.64	20.04	216,757	1.40		1.42	1.50 (1)	37
38.02	11.39	82,735	1.40		1.48	(0.10)	25
36.84	28.78	51,688	1.40		1.53	0.29	23
28.92	35.01	39,901	1.40		1.58	(0.05)	20
21.42	(26.36)	23,033	1.40		1.64	(0.42)	87

$51.17	17.20%	$32,716	1.65	%(2)	1.61%	(0.94)%	12%
43.66	19.76	16,973	1.65		1.67	1.09 (1)	37
37.21	11.12	10,818	1.65		1.73	(0.36)	25
36.20	28.44	8,531	1.65		1.78	0.07	23
28.44	34.66	6,402	1.65		1.83	(0.30)	20
21.12	(26.50)	5,016	1.65		1.88	(0.70)	87

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year or Period

For the six months ended July 31, 2013 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
Quantitative Long/Short Fund
INSTITUTIONAL CLASS SHARES
2013*	$17.59	$(0.02)	$2.13	$2.11	$—	$—	$19.70
2013	15.88	0.03	1.68	1.71	—	—	17.59
2012	15.37	(0.11)	0.62	0.51	—	—	15.88
2011	12.17	(0.05)	3.25	3.20	—	—	15.37
2010	11.33	(0.10)	0.94	0.84	—	—	12.17
2009#	15.00	—	(3.66)	(3.66)	(0.01)	(0.01)	11.33
CLASS A SHARES
2013*	$17.41	$(0.05)	$2.12	$2.07	$—	$—	$19.48
2013	15.75	(0.01)	1.67	1.66	—	—	17.41
2012	15.29	(0.15)	0.61	0.46	—	—	15.75
2011	12.13	(0.08)	3.24	3.16	—	—	15.29
2010	11.33	(0.13)	0.93	0.80	—	—	12.13
2009#	15.00	(0.01)	(3.66)	(3.67)	—	—	11.33
CLASS C SHARES
2013*	$16.85	$(0.13)	$2.06	$1.93	$—	$—	$18.78
2013	15.36	(0.14)	1.63	1.49	—	—	16.85
2012	15.02	(0.26)	0.60	0.34	—	—	15.36
2011	12.01	(0.18)	3.19	3.01	—	—	15.02
2010	11.29	(0.22)	0.94	0.72	—	—	12.01
2009#	15.00	(0.04)	(3.67)	(3.71)	—	—	11.29

(1)

Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the years ended January 31, 2013, 2012, 2011, and 2010 was 0.90%, 1.41%, 0.99% and 1.07%, respectively. The effective advisory fee rate for the six months ended July 31, 2013 was 0.88%. Expense limitations are applied before giving effect to performance incentive adjustments.

(2)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(3)

Expense ratio includes interest and dividend expense related to short sales. Excluding such interest and dividend expense, the ratio of expenses to average net assets for the years or periods presented would be:

	Institutional Class Shares	Class A Shares	Class C Shares
2013*	1.14%	1.42%	2.24%
2013	1.27%	1.51%	2.31%
2012	1.88%	2.14%	2.89%
2011	1.49%	1.74%	2.49%
2010	1.57%	1.82%	2.57%
2009	1.70%	1.95%	2.67%
#	Commenced operations on September 30, 2008. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge. Total return and portfolio turnover are for the period indicated and have not been annualized.
*	All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2013 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate††

12.00%	$52,858	1.57	%(1)(3)	1.45%	(0.17)%	154%
10.77	49,029	1.65	(1)(2)(3)	1.57	0.17	107
3.32	37,938	2.03	(1)(2)(3)	1.96	(0.70)	86
26.29	26,518	1.75	(1)(2)(3)	1.75	(0.35)	129
7.41	15,922	1.92	(1)(3)	2.36	(0.86)	135
(24.43)	12,881	1.77	(3)	2.29	(0.03)	47

11.89%	$14,771	1.85	%(1)(3)	1.74%	(0.52)%	154%
10.54	4,993	1.89	(1)(2)(3)	1.83	(0.07)	107
3.01	5,027	2.29	(1)(2)(3)	2.22	(0.96)	86
26.05	3,960	2.00	(1)(2)(3)	2.00	(0.60)	129
7.06	2,759	2.17	(1)(3)	2.61	(1.11)	135
(24.47)	1,942	2.02	(3)	2.61	(0.33)	47

11.45%	$126	2.67	%(1)(3)	2.55%	(1.43)%	154%
9.70	21	2.69	(1)(2)(3)	2.60	(0.92)	107
2.26	34	3.04	(1)(2)(3)	2.97	(1.70)	86
25.06	14	2.75	(1)(2)(3)	2.75	(1.36)	129
6.38	11	2.92	(1)(3)	3.36	(1.86)	135
(24.73)	1	2.74	(3)	3.56	(1.08)	47

Financial Highlights (continued)

For a Share Outstanding Throughout Each Year or Period

For the six months ended July 31, 2013 (Unaudited) and the years or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distribution from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Diversified International Fund
INSTITUTIONAL CLASS SHARES
2013*	$21.28	$0.17	$(0.67)	$(0.50)	$—	$—	$—	$20.78
2013	18.59	0.11	2.79	2.90	(0.08)	(0.13)	(0.21)	21.28
2012	20.68	0.18	(2.03)	(1.85)	(0.12)	(0.12)	(0.24)	18.59
2011	17.11	0.05	3.65	3.70	(0.07)	(0.06)	(0.13)	20.68
2010	10.38	0.07	6.75	6.82	(0.09)	—	(0.09)	17.11
2009#	15.00	0.02	(4.60)	(4.58)	(0.04)	—	(0.04)	10.38
CLASS A SHARES
2013*	$21.21	$0.15	$(0.68)	$(0.53)	$—	$—	$—	$20.68
2013	18.53	0.07	2.78	2.85	(0.04)	(0.13)	(0.17)	21.21
2012	20.64	0.27	(2.17)	(1.90)	(0.09)	(0.12)	(0.21)	18.53
2011	17.09	(0.02)	3.67	3.65	(0.04)	(0.06)	(0.10)	20.64
2010	10.38	0.01	6.76	6.77	(0.06)	—	(0.06)	17.09
2009#	15.00	—	(4.58)	(4.58)	(0.04)	—	(0.04)	10.38
CLASS C SHARES
2013*	$20.81	$0.07	$(0.66)	$(0.59)	$—	$—	$—	$20.22
2013	18.30	(0.07)	2.71	2.64	—	(0.13)	(0.13)	20.81
2012	20.42	0.09	(2.09)	(2.00)	—	(0.12)	(0.12)	18.30
2011	17.00	(0.16)	3.64	3.48	—	(0.06)	(0.06)	20.42
2010	10.37	(0.23)	6.86	6.63	—	—	—	17.00
2009#	15.00	(0.02)	(4.59)	(4.61)	(0.02)	—	(0.02)	10.37

#	Commenced operations on September 30, 2008. Ratios for the period have been annualized.
(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2013 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

(2.35)%	$266,892	1.21%		1.21%	1.66%	17%
15.68	260,248	1.25		1.25	0.59	12
(8.87)	155,340	1.37	(1)	1.32	0.96	9
21.64	56,666	1.50	(1)	1.50	0.25	3
65.63	29,506	1.50		1.73	0.49	42
(30.53)	12,925	1.50		2.36	0.45	2

(2.50)%	$44,131	1.46%		1.46%	1.43%	17%
15.42	47,075	1.50		1.50	0.40	12
(9.13)	27,192	1.65	(1)	1.57	1.38	9
21.36	17,980	1.75	(1)	1.75	(0.12)	3
65.23	6,354	1.75		1.98	0.08	42
(30.57)	1,753	1.75		2.74	0.11	2

(2.84)%	$185	2.21%		2.21%	0.67%	17%
14.48	307	2.25		2.25	(0.39)	12
(9.76)	221	2.39	(1)	2.32	0.44	9
20.48	170	2.50	(1)	2.50	(0.87)	3
63.96	11	2.50		2.73	(1.37)	42
(30.77)	1	2.50		3.36	(0.62)	2

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six months ended July 31, 2013 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Louisiana Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2013*	$17.35	$0.27	$(2.04)	$(1.77)	$(0.27)	$—	$(0.27)	$15.31
2013	17.09	0.56	0.27	0.83	(0.55)	(0.02)	(0.57)	17.35
2012#	15.00	0.62	2.03	2.65	(0.55)	(0.01)	(0.56)	17.09
CLASS A SHARES
2013*	$17.35	$0.25	$(2.04)	$(1.79)	$(0.25)	$—	$(0.25)	$15.31
2013	17.08	0.51	0.28	0.79	(0.50)	(0.02)	(0.52)	17.35
2012#	15.00	0.58	2.02	2.60	(0.51)	(0.01)	(0.52)	17.08
CLASS C SHARES
2013‡	$16.84	$0.11	$(1.55)	$(1.44)	$(0.09)	$—	$(0.09)	$15.31

#	Commenced operations February 1, 2011. Ratios for the period have been annualized.
‡	Commenced operations on May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2013 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate††

(10.29)%	$6,021	0.75%	1.09%	3.20%	3%
4.90	6,623	0.75	1.12	3.24	1
17.98	3,758	0.75	2.16	3.85	6

(10.41)%	$9,756	1.00%	1.33%	2.93%	3%
4.71	13,314	1.00	1.37	2.98	1
17.65	6,899	1.00	2.28	3.60	6

(8.91)%	$—	—%	—%	3.67%	3%

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six months ended July 31, 2013 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends	Net Asset Value, End of Period
Mississippi Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2013*	$17.21	$0.28	$(1.80)	$(1.52)	$(0.28)	$—	$(0.28)	$15.41
2013	17.01	0.57	0.24	0.81	(0.56)	(0.05)	(0.61)	17.21
2012#	15.00	0.60	1.95	2.55	(0.53)	(0.01)	(0.54)	17.01
CLASS A SHARES
2013*	$17.21	$0.25	$(1.80)	$(1.55)	$(0.25)	$—	$(0.25)	$15.41
2013	17.01	0.52	0.24	0.76	(0.51)	(0.05)	(0.56)	17.21
2012#	15.00	0.57	1.95	2.52	(0.50)	(0.01)	(0.51)	17.01
CLASS C SHARES
2013‡	$16.91	$0.10	$(1.51)	$(1.41)	$(0.09)	$—	$(0.09)	$15.41

#	Commenced operations February 1, 2011. Ratios for the period have been annualized.
‡	Commenced operations on May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Total return and portfolio turnover rates are for the period indicated and have not been annualized.
*	All ratios for the period have been annualized.

Amounts designated as “—” represent less than $0.01 per share, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2013 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate††

(8.96)%	$7,651	0.75%	0.90%	3.26%	4%
4.81	8,369	0.75	0.91	3.31	7
17.32	7,200	0.75	1.31	3.78	22

(9.07)%	$26,027	1.00%	1.15%	3.00%	4%
4.55	37,101	1.00	1.16	3.05	7
17.07	23,229	1.00	1.50	3.53	22

(7.94)%	$—	—%	—%	3.72%	4%

Financial Highlights (concluded)

For a Share Outstanding Throughout the Period

For the six months ended July 31, 2013 (Unaudited) and the period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends	Net Asset Value, End of Period
Diversified Income Fund
INSTITUTIONAL CLASS SHARES
2013*	$15.50	$0.37	$0.08	$0.45	$(0.36)	$—	$(0.36)	$15.59
2013#	15.00	0.18	0.48	0.66	(0.16)	—	(0.16)	15.50
CLASS A SHARES
2013*	$15.50	$0.35	$0.09	$0.44	$(0.34)	$—	$(0.34)	$15.60
2013#	15.00	0.23	0.42	0.65	(0.15)	—	(0.15)	15.50
CLASS C SHARES
2013*	$15.50	$0.28	$0.09	$0.37	$(0.28)	$—	$(0.28)	$15.59
2013#	15.00	0.17	0.45	0.62	(0.12)	—	(0.12)	15.50

#	Commenced operations on September 26, 2012. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Total return and portfolio turnover rates are for the period indicated and has not been annualized.
*	All ratios for the period have been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2013 (Unaudited)

Total Return††	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate††

2.89%	$51,240	0.90%	0.98%	4.71%	42%
4.44	33,018	0.90	2.77	3.33	9

2.84%	$9,376	1.15%	1.23%	4.45%	42%
4.37	3,757	1.15	4.56	4.34	9

2.42%	$865	1.90%	1.97%	3.53%	42%
4.16	312	1.90	5.38	3.20	9

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with thirty-four funds. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Government Money Market Fund (the “Government Money Market Fund”), the Hancock Horizon Core Bond Fund (formerly the Strategic Income Bond Fund) (the “Core Bond Fund”), the Hancock Horizon Value Fund (the “Value Fund”), the Hancock Horizon Growth Fund (the “Growth Fund”), the Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund”), the Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”), the Hancock Horizon Diversified International Fund (the “Diversified International Fund”), the Hancock Horizon Louisiana Tax-Free Income Fund (“Louisiana Tax-Free Income Fund”), the Hancock Horizon Mississippi Tax-Free Income Fund (“Mississippi Tax-Free Income Fund”) and the Hancock Diversified Income Fund (“Diversified Income Fund”) (each a “Fund” and collectively the “Funds”). Each Fund, except for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, is diversified. The Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Fund are non-diversified. The Louisiana Tax-Free Income Fund, Class C Shares and Mississippi Tax-Free Income Fund, Class C Shares commenced operations on May 31, 2013. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: a security’s trading has been halted or suspended; a security has been de-listed from a national exchange; a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or a security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value

July 31, 2013 (Unaudited)

Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2013, there were no fair valued securities in the Funds.

The Government Money Market Fund values its investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the “Adviser”) or a Sub-Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund uses Interactive Data Pricing and Reference Data Corp. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the Diversified International Fund own securities is closed for one or more days, the Diversified International Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above. As of July 31, 2013, the Diversified International Fund did not have any securities valued in accordance with the procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Notes to Financial Statements (continued)

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at July 31, 2013 (000):

	Level 1	Level 2	Level 3	Total
Government Money Market Fund
Investments in Securities
U.S. Government Agency Obligations	$—	$207,339	$—	$207,339
Repurchase Agreements	—	136,088	—	136,088

Total Investments in Securities	$—	$343,427	$—	$343,427

Core Bond Fund
Investments in Securities
Corporate Bonds	$—	$101,401	$—	$101,401
Municipal Bonds	—	48,598	—	48,598
U.S. Government Mortgage-Backed Obligations	—	40,308	—	40,308
U.S. Government Agency Obligations	—	24,138	—	24,138
Exchange Traded Funds	23,004	—	—	23,004
U.S. Treasury Obligations	—	6,005	—	6,005
Asset-Backed Security	—	2,984	—	2,984
Cash Equivalents	23,494	—	—	23,494

Total Investments in Securities	$46,498	$223,434	$—	$269,932

	Level 1	Level 2	Level 3	Total
Value Fund
Investments in Securities
Common Stock	$187,668	$—	$—	$187,668
Cash Equivalent	440	—	—	440

Total Investments in Securities	$188,108	$—	$—	$188,108

Growth Fund
Investments in Securities
Common Stock	$132,027	$—	$—	$132,027
Cash Equivalent	903	—	—	903

Total Investments in Securities	$132,930	$—	$—	$132,930

Burkenroad Small Cap Fund
Investments in Securities
Common Stock	$424,356	$—	$—	$424,356
Cash Equivalent	22,927	—	—	22,927

Total Investments in Securities	$447,283	$—	$—	$447,283

Quantitative Long/Short Fund
Assets at Fair Value at July 31, 2013 (investments in securities at fair value)
Investments in Securities
Common Stock	$55,303	$—	$—	$55,303
Cash Equivalents	17,901	—	—	17,901

Total Investments in Securities	$73,204	$—	$—	$73,204

Liabilities at Fair Value at July 31, 2013 (securities sold short at fair value)
Investments in Securities
Common Stock	$(7,275)	$—	$—	$(7,275)

Total Investments in Securities	$(7,275)	$—	$—	$(7,275)

Diversified International Fund
Investments in Securities
Common Stock	$293,314	$—	$—	$293,314
Exchange Traded Funds	7,296	—	—	7,296
Cash Equivalents	23,806	—	—	23,806

Total Investments in Securities	$324,416	$—	$—	$324,416

Louisiana Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$14,827	$—	$14,827
Cash Equivalent	517	—	—	517

Total Investments in Securities	$517	$14,827	$—	$15,344

July 31, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Mississippi Tax-Free Income Fund
Investments in Securities
Municipal Bonds	$—	$32,544	$—	$32,544
Cash Equivalent	802	—	—	802

Total Investments in Securities	$802	$32,544	$—	$33,346

Diversified Income Fund
Investments in Securities
Registered Investment Companies	$27,955	$—	$—	$27,955
Corporate Bonds	—	17,447	—	17,447
Common Stocks	8,146	—	—	8,146
Preferred Stocks	6,841	—	—	6,841
Cash Equivalent	462	—	—	462

Total Investments in Securities	$43,404	$17,447	$—	$60,851

For the six months ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Diversified International Fund utilizing international fair value pricing during the year.

For the six months ended July 31, 2013, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended July 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended July 31, 2013, the Funds did not incur any interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements (continued)

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that are of comparable quality to securities that are rated in the highest rating category by an NRSRO, as determined by Horizon Advisers (the “Adviser”). If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

TBA Purchase Commitments – The Funds may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Short Sales – The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the

Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes of Shares – Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared daily and paid monthly for the Government Money Market Fund, declared and paid monthly for the Core Bond Fund, the Louisiana Tax-Free Income Fund, the Mississippi Tax-Free Income Fund and the Diversified Income Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth Fund, Burkenroad Small Cap Fund, Quantitative

July 31, 2013 (Unaudited)

Long/Short Fund and the Diversified International Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

Offering Costs – Offering Costs, including costs of printing initial prospectuses, legal and registration fees are amortized over twelve months from the inception date of the Diversified Income Fund. As of July 31, 2013, the Diversified Income Fund had fully amortized its offering costs.

3.	Agreements and other Transactions with Affiliates:

Advisory Agreement

Horizon Advisers (the “Adviser”), an unincorporated division of Hancock Bank, serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the “Advisory Agreement”) with the Trust. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Government Money Market Fund, 0.60% of the average daily net assets of the Core Bond Fund, 0.80% of the average daily net assets of the Value and the Growth Funds, 0.95% of the average daily net assets of the Burkenroad Small Cap Fund, 1.00% of the average daily net assets of the Diversified International Fund, 0.60% of the average daily net assets of the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund and 0.70% of the average daily net assets of the Diversified Income Fund. The fee received by the Adviser for the Quantitative Long/Short Fund is comprised of a basic fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance adjustment (“performance adjustment”), if applicable, that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund’s performance benchmark. The performance adjustment is calculated and paid monthly by comparing the Fund’s Institutional Class Share performance to that of the Fund’s performance benchmark over the current month plus the previous 11 months (the “performance period”). The fee paid to the Adviser based on the performance adjustment will result in a minimum fee of 0.80% if the Fund’s Institutional Class Share underperforms the Fund’s performance benchmark by 200 basis points or more on a rolling 12-month basis, and a maximum fee of 1.60% if the Fund’s Institutional Share Class outperforms the Fund’s performance benchmark by 200 basis points or more on a rolling 12-month basis. In cases where the performance adjustment is not applicable because the performance difference does not result in a performance adjustment, the basic fee at the annual rate of 1.20% of the Fund’s average daily net assets will continue to apply.

During the six months ended July 31, 2013, the Quantitative Long/Short Fund’s advisory fees, before waivers, were adjusted in accordance with the policy described above, as follows:

Base Advisory Fee	Performance Adjustment	Net Advisory Fees Before Waivers	Effective Rate
$342,935	$(90,560)	$252,375	0.88%

The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding performance adjustments, interest, dividend expenses, taxes, brokerage commissions, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

	Government Money Market Fund*	Core Bond Fund*	Value Fund**	Growth Fund**	Burkenroad Small Cap Fund*
Institutional Class Shares	0.58%	0.75%	1.10%	1.10%	n/a
Institutional Sweep Class Shares	0.83	n/a	n/a	n/a	n/a
Class A Shares	1.08	1.00	1.35	1.35	1.40%
Class C Shares	n/a	1.75	2.10	2.10	n/a
Class D Shares	n/a	n/a	n/a	n/a	1.65

	Quanti- tative Long/ Short Fund*		Diver- sified Interna- tional Fund*	Louisiana Tax-Free Income Fund*	Mississippi Tax-Free Income Fund*	Diversified Income Fund*
Institutional Class Shares	1.70	%(1)	1.50%	0.75%	0.75%	0.90%
Class A Shares	1.95	%(1)	1.75%	1.00%	1.00%	1.15%
Class C Shares	2.70	%(1)	2.50%	1.75%	1.75%	1.90%

“n/a” designates that the Fund does not offer this class.

*	The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2014.
**	The Adviser has voluntarily agreed to waive fees and reimburse expenses. This may discontinue at any time.
(1)

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep the Net Expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund’s average daily net assets of the Institutional Class, Class A

Notes to Financial Statements (continued)

and Class C Shares, respectively, until May 2014 (the “Expense Limits”). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as Net Expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because Net Expenses reflect performance incentive adjustments, if any.

In addition, the Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Government Money Market Fund in order to limit the one-day net income yield of the Institutional Class Shares, Institutional Sweep Class Shares and Class A Shares of the Fund to not less than 0.01% of the average daily net assets.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

As of July 31, 2013, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until July 31:	Government Money Market Fund	Core Bond Fund
2011	2014	$1,946,952	$140,394
2012	2015	2,370,695	103,907
2013	2016	1,997,158	95,601

	Total	$6,314,805	$339,902

Fiscal Year	Subject to Repayment until July 31:	Burkenroad Small Cap Fund	Louisiana Tax-Free Income Fund(1)
2011	2014	$61,408	$38,545
2012	2015	39,143	63,674
2013	2016	—	63,864

	Total	$100,551	$166,083

Fiscal Year	Subject to Repayment until July 31:	Mississippi Tax-Free Income Fund	Diversified Income Fund(1)
2011	2014	$36,813	$ n/a
2012	2015	80,892	n/a
2013	2016	65,518	70,883

	Total	$183,223	$70,883

(1)	Commenced operations on September 26, 2012.

Amounts designated as “—” are $0.

During the six months ended July 31, 2013, the Adviser recaptured $71,243 of prior expense limitation reimbursements for the Burkenroad Small Cap Fund.

The Adviser oversees EARNEST Partners, LLC (the Sub-Adviser to the Diversified International Fund) to ensure its compliance with the investment policies and guidelines of the Diversified International Fund, and monitors the Sub-Adviser’s adherence to its investment style. The Adviser pays the Sub-Adviser out of the advisory fee it receives from the Diversified International Fund. The Board supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Administration Agreement

SEI Investments Global Funds Services (“the Administrator”) is the Administrator of the Trust. SEI Investments Management Corporation (“SEI Investments”), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

The Funds and the Administrator have entered into an Administration Agreement effective June 1, 2011. The Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.10% up to $350 million, 0.08% on the next $400 million, 0.07% on the next $250 million, 0.05% on the next $500 million and 0.04% on net assets over $1.5 billion, subject to minimum fee levels.

Transfer Agent and Custodian Agreement

Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class on the first ten classes and $17,500 per class on the remaining classes.

Hancock Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds’ assets of 0.03% of each Fund’s average daily net assets, subject to a minimum of $250 per month per Fund.

U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund’s average daily net assets. BNY Mellon serves as

July 31, 2013 (Unaudited)

sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund’s average daily net assets.

Distribution Agreement

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund	Burkenroad Small Cap Fund
Institutional Class Shares	—	—	—	—	n/a
Institutional Sweep Class Shares	—	n/a	n/a	n/a	—
Class A Shares	0.25%	—	—	—	—
Class C Shares	n/a	0.75%	0.75%	0.75%	n/a
Class D Shares	n/a	n/a	n/a	n/a	0.25%

	Quantitative Long/Short Fund	Diversified International Fund	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund	Diversified Income Fund
Institutional Class Shares	—	—	—	—	—
Class A Shares	—	—	—	—	—
Class C Shares	0.75%	0.75%	0.75%	0.75%	0.75%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six months ended July 31, 2013, Hancock Investment Securities, Inc. received distribution fees in the amount of $153,917 and $5,048, for the Government Money Market Fund and Burkenroad Small Cap Fund, respectively.

The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund	Burkenroad Small Cap Fund
Institutional Class Shares	—	—	—	—	n/a
Institutional Sweep Class Shares	0.25%	n/a	n/a	n/a	n/a
Class A Shares	0.25	0.25%	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25	0.25	0.25	n/a
Class D Shares	n/a	n/a	n/a	n/a	0.25

	Quanti- tative Long/ Short Fund	Diver- sified Interna- tional Fund	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund	Diversified Income Fund
Institutional Class Shares	—	—	—	—	—
Class A Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	0.25	0.25	0.25	0.25	0.25

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six months ended July 31, 2013, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $253,588, $3,808, $1,932, $1,417, $61,358, $253, $521, $0, $89 and $214 for the Government Money Market Fund, Core Bond Fund, Value Fund, Growth Fund, Burkenroad Small Cap Fund, Quantitative Long/Short Fund, Diversified International Fund, Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund and Diversified Income Fund, respectively.

Investment in Affiliated Companies

The Core Bond Fund, Value Fund, Growth Fund, Burkenroad Small Cap Fund, Quantitative Long/Short Fund, Diversified International Fund and Diversified Income Fund may invest in the Government Money Market Fund for cash management purposes. To the extent the Funds invest in the Government Money Market Fund, they will indirectly bear a pro rata portion of the Government Money Market Fund’s portfolio management fees and other Fund operating expenses.

Notes to Financial Statements (continued)

Other

Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Share Transactions:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

For the six months ended July 31, 2013 and the years or periods ended January 31, 2013.

	Government Money Market Fund		Core Bond Fund		Value Fund		Growth Fund
	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13
Institutional Class Shares:
Shares issued	184,693	378,613	2,732	4,872	618	1,684	335	2,661
Dividends and distributions reinvested	2	2	38	46	13	11	—	6
Shares redeemed	(200,070)	(422,729)	(579)	(1,364)	(516)	(1,572)	(1,019)	(802)

Net Institutional Class Shares Transactions	(15,375)	(44,114)	2,191	3,554	115	123	(684)	1,865

Institutional Sweep Class Shares:
Shares issued	158,234	317,156	n/a	n/a	n/a	n/a	n/a	n/a
Dividends and distributions reinvested	—	1	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(260,722)	(335,962)	n/a	n/a	n/a	n/a	n/a	n/a

Net Institutional Sweep Class Shares Transactions	(102,488)	(18,805)	n/a	n/a	n/a	n/a	n/a	n/a

Class A Shares:
Shares issued	187,890	515,778	421	1,577	172	764	80	752
Dividends and distributions reinvested	8	11	22	68	11	18	—	5
Shares redeemed	(314,736)	(459,683)	(504)	(2,358)	(326)	(1,877)	(198)	(1,337)

Net Class A Shares Transactions	(126,838)	56,106	(61)	(713)	(143)	(1,095)	(118)	(580)

Class C Shares:
Shares issued	n/a	n/a	51	668	12	26	2	3
Dividends and distributions reinvested	n/a	n/a	1	4	1	—	(1)	—
Shares redeemed	n/a	n/a	(271)	(238)	(162)	(63)	—	(4)

Net Class C Shares Transactions	n/a	n/a	(219)	434	(149)	(37)	1	(1)

Net Change in Capital Shares	(244,701)	(6,813)	1,911	3,275	(177)	(1,009)	(801)	1,284

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

July 31, 2013 (Unaudited)

	Burkenroad Small Cap Fund		Quantitative Long/Short Fund		Diversified International Fund		Louisiana Tax-Free Income Fund		Mississippi Tax-Free Income Fund		Diversified Income Fund
	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	02/01/12 to 01/31/13	02/01/13 to 07/31/13	09/26/12† to 01/31/13
Institutional Class Shares:
Shares issued	n/a	n/a	223	1,219	2,989	4,795	47	206	44	148	1,295	2,130
Dividends and distributions reinvested	n/a	n/a	—	—	—	87	1	1	—	1	15	1
Shares redeemed	n/a	n/a	(327)	(822)	(2,373)	(1,011)	(37)	(45)	(34)	(86)	(155)	—

Net Institutional Class Shares Transactions	n/a	n/a	(104)	397	616	3,871	11	162	10	63	1,155	2,131

Class A Shares:
Shares issued	3,769	3,269	624	366	209	1,442	126	480	247	1,010	385	242
Dividends and distributions reinvested	—	71	—	—	—	19	9	14	21	36	7	1
Shares redeemed	(641)	(660)	(153)	(398)	(294)	(709)	(265)	(131)	(735)*	(256)	(33)	(1)

Net Class A Shares Transactions	3,128	2,680	471	(32)	(85)	752	(130)	363	(467)	790	359	242

Class C Shares††:
Shares issued	n/a	n/a	6	—	1	8	—	n/a	—	n/a	37	20
Dividends and distributions reinvested	n/a	n/a	—	—	—	—	—	n/a	—	n/a	—	—
Shares redeemed	n/a	n/a	—	(1)	(7)	(5)	—	n/a	—	n/a	(1)	—

Net Class C Shares Transactions	n/a	n/a	6	(1)	(6)	3	—	n/a	—	n/a	36	20

Class D Shares:
Shares issued	284	165	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Dividends and distributions reinvested	—	7	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(34)	(74)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Net Class D Shares Transactions	250	98	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Net Change in Capital Shares	3,378	2,778	373	364	525	4,626	(119)	525	(457)	853	1,550	2,393

†	Commenced operations on September 26, 2012.
††	The Louisiana Tax-Free Income Fund, Class C Shares and Mississippi Tax-Free Income Fund, Class C Shares commenced operations on May 31, 2013.
*	Includes transactions from an in-kind redemption. See Note 11.

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are either 0 shares or have been rounded to 0 shares.

5. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended July 31, 2013 were as follows:

	Core Bond Fund (000)	Value Fund (000)	Growth Fund (000)	Burkenroad Small Cap Fund (000)	Quantitative Long/Short Fund (000)	Diversified International Fund (000)	Louisiana Tax-Free Income Fund (000)	Mississippi Tax-Free Income Fund (000)	Diversified Income Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other	41,173	61,172	67,818	174,704	82,401	58,125	516	1,666	47,288
Proceeds from Sales and Maturities
U.S. Government Securities	$8,485	$—	$—	$—	$—	$—	$—	$—	$—
Other	6,391	66,597	83,406	36,797	91,141	47,340	2,810	9,216	20,784

Notes to Financial Statements (continued)

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on April 30. The following tax disclosure is representative as of April 30, 2013, except for the tax character of dividends and distributions, which are representative as of January 31, 2013.

The tax character of dividends and distributions declared during the years ended January 31, 2013 and January 31, 2012 was as follows (000):

	Ordinary Income		Long Term Capital Gain		Tax-Exempt		Totals
	2013	2012	2013	2012	2013	2012	2013	2012
Government Money Market Fund	$55	$52	$—	$—	$—	$—	$55	$52
Core Bond Fund	5,092	5,471	—	187	—	—	5,092	5,658
Value Fund	1,263	2,024	—	—	—	—	1,263	2,024
Growth Fund	490	—	17	—	—	—	507	—
Burkenroad Small Cap Fund	2,245	199	1,775	5,633	—	—	4,020	5,832
Quantitative Long/Short Fund	—	—	—	—	—	—	—	—
Diversified International Fund	2,245	1,800	704	250	—	—	2,949	2,050
Louisiana Tax-Free Income Fund	—	6	19	—	468	212	487	218
Mississippi Tax-Free Income Fund	84	15	37	—	1,198	597	1,319	612
Diversified Income Fund	76	—	—	—	—	—	76	—

Amounts are as of fiscal year end, tax character will be determined upon the Funds’ tax year end April 20, 2013.

Diversified Income Fund commenced operations after April 30, 2012.

Amounts designated as “—” are either $0 or have been rounded to $0.

July 31, 2013 (Unaudited)

As of April 30, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Government Money Market Fund	Core Bond Fund	Value Fund	Growth Fund	Burkenroad Small Cap Fund	Quantitative Long/Short Fund	Diversified International Fund	Louisiana Tax-Free Income Fund	Mississippi Tax-Free Income Fund	Diversified Income Fund
Undistributed ordinary income	$4	$—	$—	$—	$—	$1,031	$1,176	$—	$—	$50
Undistributed tax-exempt income	—	—	—	—	—	—	—	—	1	—
Undistributed long-term capital gain	—	—	6,053	11,660	2,192	4,677	—	19	139	—
Unrealized appreciation (depreciation)	—	15,438	33,677	21,538	58,100	7,744	53,032	1,000	2,599	1,723
Capital Loss Carryforward	(27)	(1,508)	—	—	—	—	—	—	—	—
Post-October Losses	—	(190)	—	—	—	—	(5,777)	—	—	—
Late-Year Loss Deferral	—	—	—	—	(372)	—	—	—	—	—
Other temporary differences	(4)	—	—	—	—	—	—	—	—	—

Total distributable earnings (accumulated losses)	$(27)	$13,740	$39,730	$33,198	$59,920	$13,452	$48,431	$1,019	$2,739	$1,773

Amounts designated as “—” are $0 or have been rounded to $0.

Post-October Losses represent losses realized on investment transactions from November 1, 2012 through April 30, 2013, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2013 through April 30, 2013 and specified losses realized on investment transactions from November 1, 2012 through April 30, 2013, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

During the year ended April 30, 2013, the Value Fund and Growth Fund, utilized capital loss carryforwards to offset realized capital gains in the amounts (000) of $2,964 and $4,055, respectively.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2013, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period (000):

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Government Money Market Fund	$27	$—	$27
Core Bond Fund	423	1,085	1,508

Notes to Financial Statements (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2013 were as follows (000):

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) 000)
Core Bond Fund	$263,850	$8,922	$(2,840)	$6,082
Value Fund	140,630	48,226	(748)	47,478
Growth Fund	108,186	25,861	(1,117)	24,744
Burkenroad Small Cap Fund	355,023	98,450	(6,190)	92,260
Quantitative Long/Short Fund	66,385	7,101	(282)	6,819
Diversified International Fund	278,958	52,830	(7,372)	45,458
Louisiana Tax-Free Income Fund	16,636	174	(1,466)	(1,292)
Mississippi Tax-Free Income Fund	35,284	457	(2,395)	(1,938)
Diversified Income Fund	60,392	1,443	(984)	459

For Federal income tax purposes, the book cost of securities owned at July 31, 2013 for the Government Money Market Fund was equal to tax cost.

7.	Other:

On July 31, 2013, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	Number of Shareholders	% of Outstanding Shares
Government Money Market Fund, Institutional Class	2	100
Government Money Market Fund, Institutional Sweep Class	1	100
Government Money Market Fund, Class A	2	100
Core Bond Fund, Institutional Class	3	93
Core Bond Fund, Class A	1	41
Core Bond Fund, Class C	1	10
Value Fund, Institutional Class	3	92
Value Fund, Class A	1	23
Value Fund, Class C	3	42
Growth Fund, Institutional Class	3	93
Growth Fund, Class A	1	42
Growth Fund, Class C	2	30
Burkenroad Small Cap Fund, Class A	1	27
Quantitative Long/Short Fund, Institutional Class	4	98
Quantitative Long/Short Fund, Class A	1	12
Quantitative Long/Short Fund, Class C	2	69
Diversified International Fund, Institutional Class	5	60
Diversified International Fund, Class A	2	59
Diversified International Fund, Class C	1	16
Louisiana Tax-Free Income Fund, Institutional Class	3	100
Louisiana Tax-Free Income Fund, Class C	2	100
Mississippi Tax-Free Income Fund, Institutional Class	2	98
Mississippi Tax-Free Income Fund, Class C	2	100
Diversified Income Fund, Institutional Class	3	91
Diversified Income Fund, Class A	1	12
Diversified Income Fund, Class C	2	35

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

8.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust’s experience, the risk of loss from such claims is considered remote.

9.	Concentration of Risks:

When the Diversified International Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Diversified International Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

July 31, 2013 (Unaudited)

Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Diversified International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Diversified International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized. At July 31, 2013, the net assets of the Diversified International Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds’ concentration of investments in securities of issuers located in Louisiana and Mississippi, respectively, subject the Funds to economic conditions and government policies within those states. As a result, the Funds will be more susceptible to factors that adversely affect issuers of Louisiana or Mississippi obligations than a mutual fund that does not have as great a concentration in Louisiana or Mississippi. As with Louisiana and Mississippi municipal securities, events in any of the U.S. territories where the Funds are invested may affect the Funds’ investments and their performance.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

10.	Recent Accounting Pronouncements:

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services – Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the financial statements.

11.	In-Kind Redemption of Securities

During the six month period ended July 31, 2013, the Mississippi Tax-Free Income Fund redeemed shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of transaction.

Transaction Date	Par Value Redeemed	Value	Loss
7/31/13	$1,600,000	$1,516,589	$(129,134)

12.	Subsequent Events:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2013.

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), after their initial two-year term, the following agreements (collectively, the “Agreements”) must be renewed annually:

•

the Advisory Agreement between Horizon Advisers (the “Adviser”) and The Advisors’ Inner Circle Fund II (the “Trust”), on behalf of the Hancock Horizon Government Money Market Fund, the Hancock Horizon Diversified Income Fund, the Hancock Horizon Core Bond Fund, the Hancock Horizon Value Fund, the Hancock Horizon Growth Fund, the Hancock Horizon Burkenroad Small Cap Fund, the Hancock Horizon Diversified International Fund, the Hancock Horizon Quantitative Long/Short Fund, the Hancock Horizon Louisiana Tax-Free Income Fund and the Hancock Horizon Mississippi Tax-Free Income Fund (collectively, the “Funds”);

•	and the Sub-Advisory Agreement between the Adviser and EARNEST Partners, LLC (the “Sub-Adviser”), on behalf of the Hancock Horizon Diversified International Fund.

The Agreements must be renewed: (i) by the vote of the Board of Trustees (the “Board”) of the Trust or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser and other service providers of the Funds. The Trustees use this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds may submit to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser and the Sub-Adviser and other service providers of the Funds regarding: (i) the quality of the Adviser’s and the Sub-Adviser’s investment management and other services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with similar mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s compliance systems; (viii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) the Adviser’s and the Sub-Adviser’s reputation, expertise and resources in financial markets; and (x) the Funds’ performance compared with similar mutual funds.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional oral and written information and participated in question and answer sessions at Board meetings to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the May 14-15, 2013 meeting, the Trustees, including all of the Independent Trustees, renewed the Agreements. The Board’s renewal was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-

July 31, 2013 (Unaudited)

Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser and the Sub-Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with information regarding the Funds’ performance since the Agreements were last renewed, as well as information regarding the Funds’ performance since their inception. The Board also compared the Funds’ performance to their benchmark indices and other similar mutual funds over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds over the past year, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that it was satisfied with the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser as well as the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds to those paid by other comparable mutual funds. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the services rendered and the costs of such services. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (concluded)

The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. Based on this evaluation, the Board concluded, within the context of its full deliberations, that economies of scale had not yet been achieved with respect to the Funds.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s renewal of the Agreements. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and the Sub-Adviser’s fees are reasonable in light of the services (and the costs of such services) that the Adviser and the Sub-Adviser provide to the Funds; and (c) agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a)    The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b)    There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ MICHAEL BEATTIE
Michael Beattie, President
Date: October 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MICHAEL BEATTIE
Michael Beattie, President
Date: October 9, 2013
/s/ MICHAEL LAWSON
By (Signature and Title)	Michael Lawson
Treasurer, Controller & CFO
Date: October 9, 2013